UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3651
                                   ---------------------------------------------

                           Touchstone Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
       (Address of principal executive offices)             (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 878-4066
                                                   -----------------------------

Date of fiscal year end:   3/31/07
                        --------------------------------------------------------

Date of reporting period:  9/30/07
                         -------------------------------------------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007
                                                                     (UNAUDITED)

Semi-Annual Report
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE STRATEGIC TRUST

Touchstone Diversified Small Cap Growth Fund

Touchstone Growth Opportunities Fund

Touchstone Large Cap Core Equity Fund

Touchstone Large Cap Growth Fund

Touchstone Large Cap Value Fund

Touchstone Micro Cap Growth Fund

Touchstone Mid Cap Growth Fund

Touchstone Small Cap Growth Fund
--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE (R)
       INVESTMENTS

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Table of Contents
--------------------------------------------------------------------------------

                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                            3-4
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         5-8
--------------------------------------------------------------------------------
Statements of Operations                                                    9-10
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        11-14
--------------------------------------------------------------------------------
Financial Highlights                                                       15-30
--------------------------------------------------------------------------------
Notes to Financial Statements                                              31-45
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Portfolios of Investments:
--------------------------------------------------------------------------------
         Diversified Small Cap Growth Fund                                 46-47
--------------------------------------------------------------------------------
         Growth Opportunities Fund                                            48
--------------------------------------------------------------------------------
         Large Cap Core Equity Fund                                           49
--------------------------------------------------------------------------------
         Large Cap Growth Fund                                                50
--------------------------------------------------------------------------------
         Large Cap Value Fund                                                 51
--------------------------------------------------------------------------------
         Micro Cap Growth Fund                                             52-53
--------------------------------------------------------------------------------
         Mid Cap Growth Fund                                               54-55
--------------------------------------------------------------------------------
         Small Cap Growth Fund                                             56-58
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Other Items                                                                59-61
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)
September 30, 2007
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Health Care                                                                25.9
Technology                                                                 21.3
Consumer Discretionary                                                     19.5
Financial Services                                                         10.8
Producer Durables                                                          10.1
Energy                                                                      4.5
Materials & Processing                                                      3.6
Autos & Transportation                                                      2.7
Utilities                                                                   0.6
Investment Funds                                                           19.4
Other Assets/Liabilities (net)                                            (18.4)
                                                                         -------
                                                                          100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financial Services                                                         17.5
Technology                                                                 17.3
Energy                                                                     15.9
Producer Durables                                                          15.4
Consumer Discretionary                                                     11.3
Health Care                                                                10.8
Utilities                                                                   4.0
Materials & Processing                                                      3.4
Consumer Staples                                                            3.2
Investment Funds                                                            1.3
Other Assets/Liabilities (net)                                             (0.1)
                                                                         -------
                                                                          100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financial Services                                                         38.8
Technology                                                                 14.5
Producer Durables                                                          12.6
Energy                                                                      8.3
Utilities                                                                   6.2
Health Care                                                                 4.7
Materials & Processing                                                      2.8
Consumer Staples                                                            2.5
Exchange Traded Funds                                                       2.0
Autos & Transportation                                                      0.7
Investment Funds                                                          23.6
Other Assets/Liabilities (net)                                            (16.7)
                                                                         -------
                                                                          100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Health Care                                                                30.7
Consumer Discretionary                                                     15.4
Energy                                                                     12.1
Technology                                                                 11.2
Materials & Processing                                                      9.6
Producer Durables                                                           8.3
Financial Services                                                          7.9
Consumer Staples                                                            1.8
Utilities                                                                   1.1
Investment Funds                                                           12.9
Other Assets/Liabilities (net)                                            (11.0)
                                                                         -------
                                                                          100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Producer Durables                                                          14.9
Technology                                                                 14.6
Consumer Discretionary                                                     14.1
Materials & Processing                                                     13.2
Utilities                                                                  11.1
Health Care                                                                 8.3
Energy                                                                      7.7
Financial Services                                                          7.4
Consumer Staples                                                            4.2
Autos & Transportation                                                      2.3
Investment Funds                                                           10.9
Other Assets/Liabilities (net)                                             (8.7)
                                                                         -------
                                                                          100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICRO CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Technology                                                                 22.8
Producer Durables                                                          18.7
Health Care                                                                17.1
Consumer Discretionary                                                     13.3
Financial Services                                                          8.9
Materials & Processing                                                      7.5
Autos & Transportation                                                      5.8
Energy                                                                      4.6
Consumer Staples                                                            0.6
Utilities                                                                   0.3
Investment Funds                                                           19.5
Other Assets/Liabilities (net)                                            (19.1)
                                                                         -------
                                                                          100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Continued)
September 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Technology                                                                 17.7
Health Care                                                                17.7
Producer Durables                                                          17.5
Consumer Discretionary                                                     16.1
Financial Services                                                         11.6
Energy                                                                     11.3
Materials & Processing                                                      3.7
Consumer Staples                                                            1.1
Utilities                                                                   1.0
Autos & Transportation                                                      0.6
Investment Funds                                                           11.5
Other Assets/Liabilities (net)                                             (9.8)
                                                                         -------
                                                                          100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Health Care                                                                22.8
Technology                                                                 20.0
Consumer Discretionary                                                     16.8
Producer Durables                                                          12.6
Financial Services                                                          9.3
Energy                                                                      4.9
Materials & Processing                                                      3.7
Exchange Traded Funds                                                       2.6
Autos & Transportation                                                      2.5
Utilities                                                                   0.8
Consumer Staples                                                            0.4
Investment Funds                                                            7.5
Other Assets/Liabilities (net)                                             (3.9)
                                                                         -------
                                                                          100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                             DIVERSIFIED                             LARGE
                                                              SMALL CAP           GROWTH            CAP CORE          LARGE CAP
                                                               GROWTH          OPPORTUNITIES         EQUITY             GROWTH
                                                                FUND               FUND               FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
    At cost                                                $    14,427,051    $    48,974,927    $    86,964,801    $   851,075,288
====================================================================================================================================
    Affiliated securities at market value                  $       238,221    $     1,657,059    $     1,386,860    $    22,413,528
    Non-affiliated securities at market value                   16,129,521         57,031,598        104,888,024      1,115,513,826
-----------------------------------------------------------------------------------------------------------------------------------
    At market value - including $2,345,091, $4,962,188 and
     $89,295,931 of securities loaned for the Diversified
     Small Cap Growth Fund, Growth Opportunities Fund and
     Large Cap Growth Fund, respectively                        16,367,742         58,688,657        106,274,884      1,137,927,354
Cash                                                                13,874                 --                 --                 --
Dividends and interest receivable                                    1,987             25,942            142,797            528,727
Receivable for capital shares sold                                  67,573            180,524             39,456          2,955,865
Receivable for securities sold                                     272,626            555,916                 --                 --
Receivable for securities lending income                             2,366              1,104                 --             46,327
Other assets                                                         2,152             18,589              9,349             54,410
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                    16,728,320         59,470,732        106,466,486      1,141,512,683
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable upon return of securities loaned                         2,438,724          5,156,829                 --         91,658,870
Payable for capital shares redeemed                                     --             25,575            149,561          1,918,630
Payable for securities purchased                                   412,710          1,277,232                 --             39,605
Payable to Advisor                                                  10,769             41,611             55,582            569,185
Payable to other affiliates                                         13,434             12,999             18,489            172,656
Payable to Trustees                                                  1,814              2,235              2,686              2,357
Other accrued expenses and liabilities                              22,870             84,632             46,248            564,973
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                2,900,321          6,601,113            272,566         94,926,276
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                 $    13,827,999    $    52,869,619    $   106,193,920    $ 1,046,586,407
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                            $    10,695,336    $    88,152,625    $    83,697,089    $   825,024,042
Accumulated net investment income (loss)                           (54,957)          (273,192)           665,516         (1,057,833)
Accumulated net realized gains (losses) from security
    transactions                                                 1,246,929        (44,723,544)         2,521,232        (64,231,868)
Net unrealized appreciation on investments                       1,940,691          9,713,730         19,310,083        286,852,066
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                 $    13,827,999    $    52,869,619    $   106,193,920    $ 1,046,586,407
====================================================================================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                  $     6,925,671    $    37,781,915    $   102,224,491    $   762,078,864
-----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (unlimited
    number of shares authorized, no par value)                     530,315          1,580,969          8,230,066         28,339,375
====================================================================================================================================
Net asset value and redemption price per share             $         13.06    $         23.90    $         12.42    $         26.89
====================================================================================================================================
Maximum offering price per share                           $         13.86    $         25.36    $         13.18    $         28.53
====================================================================================================================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares                  $            --    $     2,375,213    $            --    $    31,914,018
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited
    number of shares authorized, no par value)                          --            105,734                 --          1,217,574
====================================================================================================================================
Net asset value, offering price and redemption price per
    share*                                                 $            --    $         22.46    $            --    $         26.21
====================================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                             DIVERSIFIED                             LARGE
                                                              SMALL CAP           GROWTH            CAP CORE          LARGE CAP
                                                               GROWTH          OPPORTUNITIES         EQUITY             GROWTH
                                                                FUND               FUND               FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                  $         2,620    $    12,712,491    $     3,969,429    $   224,317,350
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited
    number of shares authorized, no par value)                         201            559,908            322,706          8,538,983
====================================================================================================================================
Net asset value, offering price and redemption price per
    share*                                                 $         13.04    $         22.70    $         12.30    $         26.27
====================================================================================================================================

PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares                  $     6,899,708    $            --    $            --    $    28,276,175
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited
    number of shares authorized, no par value)                     526,924                 --                 --          1,045,291
====================================================================================================================================
Net asset value, offering price and redemption price per
    share                                                  $         13.09    $            --    $            --    $         27.05
====================================================================================================================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                              LARGE CAP          MICRO CAP           MID CAP           SMALL CAP
                                                                VALUE             GROWTH             GROWTH             GROWTH
                                                                FUND               FUND               FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
    At cost                                                $    68,595,866    $    56,439,110    $ 1,106,461,628    $    41,742,611
====================================================================================================================================
    Affiliated securities at market value                  $     4,466,617    $       456,206    $    21,461,111    $     2,877,052
    Non-affiliated securities at market value                   58,795,092         74,945,536      1,300,771,947         42,139,708
-----------------------------------------------------------------------------------------------------------------------------------
    At market value - including $7,971,872, $11,327,032,
      $114,679,790 and $327,255 of securities loaned for the
      Large Cap Value Fund, Micro Cap Growth Fund, Mid Cap
      Growth Fund and Small Cap Growth Fund, respectively       63,261,709         75,401,742      1,322,233,058         45,016,760
Cash                                                                    --                 --                 --             15,912
Dividends and interest receivable                                   48,515              1,513            651,674             17,312
Receivable for capital shares sold                                 165,577              1,699          1,641,345             21,350
Receivable for securities sold                                     395,969            426,688          8,289,047            904,474
Receivable for securities lending income                             1,833              3,687             18,616              9,300
Other assets                                                        13,731             18,202             48,633             26,664
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                    63,887,334         75,853,531      1,332,882,373         46,011,772
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable upon return of securities loaned                         8,308,475         11,895,053        117,374,028            374,855
Payable for capital shares redeemed                                389,177            292,575          1,681,023            119,324
Payable for securities purchased                                   896,882            183,628          7,367,785          1,999,877
Payable to Advisor                                                  33,807             64,698            777,780             28,031
Payable to other affiliates                                          3,195             19,557            303,117             45,360
Payable to Trustees                                                  2,353              4,602              6,515              2,285
Other accrued expenses and liabilities                              30,196             69,111            717,742            109,092
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                9,664,085         12,529,224        128,227,990          2,678,824
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                 $    54,223,249    $    63,324,307    $ 1,204,654,383    $    43,332,948
====================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                            $    57,182,852    $    46,777,504    $   881,482,102    $    51,742,842
Accumulated net investment income (loss)                           188,373           (461,502)        (5,628,323)          (199,488)
Accumulated net realized gains (losses) from security
    transactions                                                 2,186,181         (1,954,327)       113,029,174        (11,484,555)
Net unrealized appreciation (depreciation) on investments       (5,334,157)        18,962,632        215,771,430          3,274,149
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                 $    54,223,249    $    63,324,307    $ 1,204,654,383    $    43,332,948
====================================================================================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                  $    35,289,443    $    39,775,187    $   766,619,784    $    19,104,826
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited
    number of shares authorized, no par value)                   3,431,507          2,967,405         29,146,855          1,083,545
====================================================================================================================================
Net asset value and redemption price per share             $         10.28    $         13.40    $         26.30    $         17.63
====================================================================================================================================
Maximum offering price per share                           $         10.91    $         14.22    $         27.90    $         18.71
====================================================================================================================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares                  $            --    $            --    $    76,078,882    $     4,037,684
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited
    number of shares authorized, no par value)                          --                 --          3,303,116            236,291
====================================================================================================================================
Net asset value, offering price and redemption price per
    share*                                                 $            --    $            --    $         23.03    $         17.09
====================================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                              LARGE CAP          MICRO CAP           MID CAP           SMALL CAP
                                                                VALUE             GROWTH             GROWTH             GROWTH
                                                                FUND               FUND               FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                  $    18,933,806    $    23,029,361    $   361,955,717    $     6,723,759
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited
    number of shares authorized, no par value)                   1,858,412          1,760,442         15,698,372            393,200
====================================================================================================================================
Net asset value, offering price and redemption price per
    share*                                                 $         10.19    $         13.08    $         23.06    $         17.10
====================================================================================================================================

PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares                  $            --    $       519,759    $            --    $    13,466,679
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited
    number of shares authorized, no par value)                          --             38,069                 --            753,821
====================================================================================================================================
Net asset value, offering price and redemption price per
    share                                                  $            --    $         13.65    $            --    $         17.86
====================================================================================================================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                           DIVERSIFIED                             LARGE
                                                            SMALL CAP           GROWTH            CAP CORE          LARGE CAP
                                                             GROWTH          OPPORTUNITIES         EQUITY             GROWTH
                                                              FUND               FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                       $         3,582    $        16,977    $        35,706    $       238,812
Dividends from non-affiliated securities(A)                         16,483            160,137          1,007,102          5,206,702
Interest                                                                --                 13             10,301                455
Income from securities loaned                                        9,106              5,777                216            188,889
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             29,171            182,904          1,053,325          5,634,858
====================================================================================================================================

EXPENSES
Investment advisory fees                                            69,443            258,019            337,341          3,348,894
Distribution expenses, Class A                                       8,206             46,321            124,983            854,026
Distribution expenses, Class B                                          --             11,735                 --            143,306
Distribution expenses, Class C                                           4             61,837             20,533            992,024
Administration fees                                                 13,227             51,771            104,094            942,625
Transfer Agent fees, Class A                                         6,891             43,665             23,991            343,560
Transfer Agent fees, Class B                                            --              1,435                 --             23,870
Transfer Agent fees, Class C                                             2             18,407              4,938            121,235
Transfer Agent fees, Class Y                                         6,880                 --                 --             13,017
Postage and supplies                                                 4,464             41,606             13,197            187,215
Reports to shareholders                                              2,397             18,823              5,219            126,470
Custodian fees                                                       1,462             13,125              8,384             94,461
Registration fees, Class A                                             645              6,373              6,229             29,587
Registration fees, Class B                                              --              3,916                 --              6,076
Registration fees, Class C                                              25              5,385              3,947             10,384
Registration fees, Class Y                                             749                 --                 --              6,851
Professional fees                                                    9,549              9,309             10,496             34,340
Trustees' fees and expenses                                          3,220              5,014              5,174              5,169
Compliance fees and expenses                                            88                304                648              2,507
Other expenses                                                       1,049              2,025              1,192             12,846
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                     128,301            599,070            670,366          7,298,463
Fees waived by the Administrator                                   (13,227)           (51,771)           (57,810)          (605,772)
Fees waived and/or expenses reimbursed by the Advisor              (30,946)           (91,203)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                        84,128            456,096            612,556          6,692,691
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                       (54,957)          (273,192)           440,769         (1,057,833)
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions                      908,120          3,221,651          1,601,036         41,205,419
Net change in unrealized appreciation/
    depreciation on investments                                    629,069          4,460,182          7,085,870        149,637,692
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                 1,537,189          7,681,833          8,686,906        190,843,111
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                 $     1,482,232    $     7,408,641    $     9,127,675    $   189,785,278
====================================================================================================================================

(A) Net of foreign tax withholding of:                     $            --    $         1,057    $            --    $        22,757

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations (Continued)
--------------------------------------------------------------------------------

                                                            LARGE CAP          MICRO CAP           MID CAP           SMALL CAP
                                                              VALUE             GROWTH             GROWTH             GROWTH
                                                              FUND               FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                       $       162,981    $        21,033    $       724,472    $        37,344
Dividends from non-affiliated securities(A)                        440,047            246,724          3,873,052            118,314
Interest                                                                 6                124             43,117              1,005
Income from securities loaned                                        6,821             43,481             96,557             93,654
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                            609,855            311,362          4,737,198            250,317
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                           201,874            435,524          4,797,013            318,035
Distribution expenses, Class A                                      43,719             54,936            950,532             30,474
Distribution expenses, Class B                                          --                 --            384,839             22,327
Distribution expenses, Class C                                      94,289            125,894          1,809,292             38,792
Administration fees                                                 53,834             69,684          1,199,264             50,886
Transfer Agent fees, Class A                                         9,016             43,268            368,984             55,833
Transfer Agent fees, Class B                                            --                 --             62,756              8,837
Transfer Agent fees, Class C                                         9,604             25,606            256,949             25,212
Transfer Agent fees, Class Y                                            --                479                 --              7,212
Postage and supplies                                                 5,938             31,006            277,576             50,565
Reports to shareholders                                              4,133             13,402            106,774             41,463
Custodian fees                                                       2,714             13,070             67,434             26,083
Registration fees, Class A                                           7,888              6,534             20,245              5,882
Registration fees, Class B                                              --                 --              7,235              5,208
Registration fees, Class C                                           7,368              5,514             12,547              5,846
Registration fees, Class Y                                              --              3,437                 --             14,693
Professional fees                                                    8,122              9,328             27,462             10,065
Trustees' fees and expenses                                          4,803              5,191              7,407              5,054
Compliance fees and expenses                                           372                224              1,958                752
Other expenses                                                         976              2,537             15,400              4,591
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                     454,650            845,634         10,373,667            727,810
Fees waived by the Administrator                                   (21,113)           (69,684)            (8,146)           (50,886)
Fees waived and/or expenses reimbursed by the Advisor                   --             (2,215)                --           (224,373)
Fees reduced by Custodian                                               --               (871)                --             (2,746)
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                       433,537            772,864         10,365,521            449,805
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                       176,318           (461,502)        (5,628,323)          (199,488)
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains from security transactions                    1,253,932          4,790,634         93,510,239          9,745,940
Net change in unrealized appreciation/
    depreciation on investments                                 (7,083,445)        (2,192,410)         9,865,787         (6,052,832)
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
    ON INVESTMENTS                                              (5,829,513)         2,598,224        103,376,026          3,693,108
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                        $    (5,653,195)   $     2,136,722    $    97,747,703    $     3,493,620
====================================================================================================================================

(A) Net of foreign tax withholding of:                     $        16,213    $            --    $        17,205    $            --

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        DIVERSIFIED                           GROWTH
                                                                         SMALL CAP                         OPPORTUNITIES
                                                                        GROWTH FUND                            FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS                            SIX MONTHS
                                                                ENDED             PERIOD              ENDED              YEAR
                                                              SEPT. 30,            ENDED            SEPT. 30,            ENDED
                                                                2007              MARCH 31,           2007             MARCH 31,
                                                           (UNAUDITED)(A)         2007(B)          (UNAUDITED)            2007
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss                                        $       (54,957)   $       (63,303)   $      (273,192)   $      (992,944)
Net realized gains from security transactions                      908,120            402,112          3,221,651          6,243,275
Net change in unrealized appreciation/depreciation on
    investments                                                    629,069          1,311,622          4,460,182        (12,350,574)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            1,482,232          1,650,431          7,408,641         (7,100,243)
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                          567,265          5,026,414          3,473,543          9,737,523
Payments for shares redeemed                                      (213,443)            (1,400)        (6,680,998)       (66,577,364)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A  SHARE
    TRANSACTIONS                                                   353,822          5,025,014         (3,207,455)       (56,839,841)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B
Proceeds from shares sold                                               --                 --             47,851            178,893
Payments for shares redeemed                                            --                 --           (305,105)          (928,261)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS B SHARE TRANSACTIONS              --                 --           (257,254)          (749,368)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                            2,500                 --            536,000          1,159,910
Payments for shares redeemed                                            --                 --         (1,578,658)       (10,148,048)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C SHARE
    TRANSACTIONS                                                     2,500                 --         (1,042,658)        (8,988,138)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                           15,000          5,299,000                 --                 --
Payments for shares redeemed                                            --                 --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS          15,000          5,299,000                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                          1,853,554         11,974,445          2,901,274        (73,677,590)

NET ASSETS
Beginning of period                                             11,974,445                 --         49,968,345        123,645,935
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                              $    13,827,999    $    11,974,445    $    52,869,619    $    49,968,345
====================================================================================================================================

ACCUMULATED NET INVESTMENT LOSS                            $       (54,957)   $            --    $      (273,192)   $            --
====================================================================================================================================

(A) Class C represents the period from commencement of operations (August 1, 2007) through September 30, 2007.

(B) Represents the period from commencement of operations (September 6, 2006) through March 31, 2007.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                       LARGE CAP CORE                        LARGE CAP
                                                                        EQUITY FUND                          GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS                            SIX MONTHS
                                                                ENDED               YEAR              ENDED               YEAR
                                                              SEPT. 30,             ENDED           SEPT. 30,             ENDED
                                                                2007              MARCH 31,           2007              MARCH 31,
                                                             (UNAUDITED)            2007           (UNAUDITED)            2007
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                               $       440,769    $       664,515    $    (1,057,833)   $    (3,283,598)
Net realized gains (losses) from security transactions           1,601,036          3,935,114         41,205,419        (76,218,132)
Net change in unrealized appreciation/depreciation on
    investments                                                  7,085,870          5,433,488        149,637,692          5,246,299
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            9,127,675         10,033,117        189,785,278        (74,255,431)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                     --           (612,288)                --                 --
From net investment income, Class B                                     --             (6,537)                --                 --
From net investment income, Class C                                     --             (5,077)                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS               --           (623,902)                --                 --
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                        1,862,249          4,816,716         88,060,397        358,732,151
Reinvested distributions                                                --            604,929                 --                 --
Proceeds from shares issued in connection with acquisition              --         59,728,074                 --                 --
Payments for shares redeemed                                    (3,592,737)        (4,788,529)      (119,901,534)      (483,563,307)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE
    TRANSACTIONS                                                (1,730,488)        60,361,190        (31,841,137)      (124,831,156)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B
Proceeds from shares sold                                               --            104,544          1,230,384          6,607,084
Reinvested distributions                                                --              5,697                 --                 --
Payments for shares redeemed                                            --         (1,780,230)        (1,794,548)        (5,912,510)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS B SHARE
    TRANSACTIONS                                                        --         (1,669,989)          (564,164)           694,574
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                          197,538          2,011,754         21,508,424         76,446,276
Reinvested distributions                                                --              4,228                 --                 --
Proceeds from shares issued in connection with acquisition              --          1,712,923                 --                 --
Payments for shares redeemed                                      (806,327)        (1,228,598)       (27,903,248)       (62,773,183)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C SHARE
    TRANSACTIONS                                                  (608,789)         2,500,307         (6,394,824)        13,673,093
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                               --                 --          7,008,712         45,211,834
Payments for shares redeemed                                            --                 --        (24,963,703)       (68,302,970)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS              --                 --        (17,954,991)       (23,091,136)
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                          6,788,398         70,600,723        133,030,162       (207,810,056)

NET ASSETS
Beginning of period                                             99,405,522         28,804,799        913,556,245      1,121,366,301
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                              $   106,193,920    $    99,405,522    $ 1,046,586,407    $   913,556,245
====================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                   $       665,516    $       224,747    $    (1,057,833)   $            --
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                        LARGE CAP                              MICRO CAP
                                                                       VALUE FUND                            GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS                            SIX MONTHS
                                                                ENDED               YEAR              ENDED               YEAR
                                                              SEPT. 30,             ENDED           SEPT. 30,             ENDED
                                                                2007              MARCH 31,           2007              MARCH 31,
                                                             (UNAUDITED)            2007           (UNAUDITED)            2007
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                               $       176,318    $        93,385    $      (461,502)   $    (1,310,460)
Net realized gains (losses) from security transactions           1,253,932          1,554,882          4,790,634         (3,907,984)
Net change in unrealized appreciation/depreciation on
    investments                                                 (7,083,445)         1,614,303         (2,192,410)           138,263
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS           (5,653,195)         3,262,570          2,136,722         (5,080,181)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                     --            (81,628)                --                 --
From net investment income, Class C                                     --            (10,363)                --                 --
From net realized gains on security transactions, Class A               --           (476,738)                --                 --
From net realized gains on security transactions, Class C               --           (203,372)                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS               --           (772,101)                --                 --
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                       12,099,415         16,829,887          1,531,217         10,143,744
Reinvested distributions                                                (3)           473,417                 --                 --
Payments for shares redeemed                                    (2,740,817)        (1,249,158)        (8,700,988)       (23,441,837)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE
    TRANSACTIONS                                                 9,358,595         16,054,146         (7,169,771)       (13,298,093)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                        7,225,790         14,128,900          1,358,512          6,573,633
Reinvested distributions                                                --            175,377                 --                 --
Payments for shares redeemed                                    (1,536,562)          (265,138)        (5,111,448)       (11,867,742)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C SHARE
    TRANSACTIONS                                                 5,689,228         14,039,139         (3,752,936)        (5,294,109)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                               --                 --            258,615            369,176
Payments for shares redeemed                                            --                 --           (186,713)          (559,072)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Y SHARE
    TRANSACTIONS                                                        --                 --             71,902           (189,896)
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                          9,394,628         32,583,754         (8,714,083)       (23,862,279)

NET ASSETS
Beginning of period                                             44,828,621         12,244,867         72,038,390         95,900,669
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                              $    54,223,249    $    44,828,621    $    63,324,307    $    72,038,390
====================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                   $       188,373    $        12,055    $      (461,502)   $            --
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                          MID CAP                            SMALL CAP
                                                                        GROWTH FUND                         GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS                            SIX MONTHS
                                                                ENDED               YEAR              ENDED               YEAR
                                                              SEPT. 30,             ENDED           SEPT. 30,             ENDED
                                                                2007              MARCH 31,           2007              MARCH 31,
                                                             (UNAUDITED)            2007           (UNAUDITED)            2007
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss                                        $    (5,628,323)   $   (10,024,153)   $      (199,488)   $    (1,945,258)
Net realized gains (losses) from security transactions          93,510,239         86,707,430          9,745,940        (16,494,317)
Net change in unrealized appreciation/depreciation on
    investments                                                  9,865,787         12,538,286         (6,052,832)       (69,830,999)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS           97,747,703         89,221,563          3,493,620        (88,270,574)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on security transactions, Class A               --        (51,726,255)                --                 --
From net realized gains on security transactions, Class B               --         (6,541,309)                --                 --
From net realized gains on security transactions, Class C               --        (28,926,766)                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS               --        (87,194,330)                --                 --
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                      102,634,533        227,924,543          2,420,182         11,676,005
Reinvested distributions                                                 6         43,071,390                 --                 --
Payments for shares redeemed                                  (112,521,460)      (202,778,708)       (17,811,219)       (22,640,484)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE
    TRANSACTIONS                                                (9,886,921)        68,217,225        (15,391,037)       (10,964,479)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B
Proceeds from shares sold                                        1,906,894          6,454,411            115,785            215,598
Reinvested distributions                                                --          4,916,368                 --                 --
Payments for shares redeemed                                    (6,936,953)       (15,047,214)        (1,225,610)        (4,066,713)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS B SHARE TRANSACTIONS      (5,030,059)        (3,676,435)        (1,109,825)        (3,851,115)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                       20,096,645         65,445,122             47,070          1,489,190
Reinvested distributions                                                --         18,600,380                 --                 --
Payments for shares redeemed                                   (32,871,075)       (62,935,807)        (2,531,310)       (11,121,847)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C SHARE
    TRANSACTIONS                                               (12,774,430)        21,109,695         (2,484,240)        (9,632,657)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                               --                 --          1,068,050        102,309,420
Payments for shares redeemed                                            --                 --         (4,515,979)      (357,160,120)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS              --                 --         (3,447,929)      (254,850,700)
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                         70,056,293         87,677,718        (18,939,411)      (367,569,525)

NET ASSETS
Beginning of period                                          1,134,598,090      1,046,920,372         62,272,359        429,841,884
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                              $ 1,204,654,383    $ 1,134,598,090    $    43,332,948    $    62,272,359
====================================================================================================================================

ACCUMULATED NET INVESTMENT LOSS                            $    (5,628,323)   $            --    $      (199,488)   $            --
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP GROWTH FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                            ENDED           PERIOD
                                                          SEPT. 30,         ENDED
                                                            2007           MARCH 31,
                                                         (UNAUDITED)        2007(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period                    $   11.64        $   10.00
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment loss                                       (0.06)           (0.07)
    Net realized and unrealized gains on investments           1.48             1.71
------------------------------------------------------------------------------------------
Total from investment operations                               1.42             1.64
------------------------------------------------------------------------------------------
Net asset value at end of period                          $   13.06        $   11.64
==========================================================================================
Total return(B)                                               12.20%(C)        16.40%(C)
==========================================================================================
Net assets at end of period (000's)                       $   6,926        $   5,846
==========================================================================================
Ratio of net expenses to average net assets                    1.40%(D)         1.40%(D)
Ratio of net investment loss to average net assets            (0.96%)(D)       (1.15%)(D)
Portfolio turnover rate                                          80%(D)           86%(D)

(A) Represents the period from commencement of operations (September 6, 2006) through March 31, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

DIVERSIFIED SMALL CAP GROWTH FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                     PERIOD
                                                                      ENDED
                                                                   SEPT. 30,
                                                                      2007
                                                                  (UNAUDITED)(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $   12.44
--------------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment loss                                              (0.04)
    Net realized and unrealized gains on investments                  0.64
--------------------------------------------------------------------------------
Total from investment operations                                      0.60
--------------------------------------------------------------------------------
Net asset value at end of period                                 $   13.04
================================================================================
Total return(B)                                                       4.82%(C)
================================================================================
Net assets at end of period (000's)                              $       2
================================================================================
Ratio of net expenses to average net assets                           2.11%(D)
Ratio of net investment loss to average net assets                   (1.65%)(D)
Portfolio turnover rate                                                 80%(D)

(A) Represents the period from commencement of operations (August 1, 2007) through September 30, 2007.

(B)   Total return shown excludes the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP GROWTH FUND--CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                            ENDED           PERIOD
                                                          SEPT. 30,         ENDED
                                                            2007           MARCH 31,
                                                         (UNAUDITED)        2007(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period                    $   11.66        $   10.00
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment loss                                       (0.05)           (0.05)
    Net realized and unrealized gains on investments           1.48             1.71
------------------------------------------------------------------------------------------
Total from investment operations                               1.43             1.66
------------------------------------------------------------------------------------------
Net asset value at end of period                          $   13.09        $   11.66
==========================================================================================
Total return                                                  12.26%(B)        16.60%(B)
==========================================================================================
Net assets at end of period (000's)                       $   6,900        $   6,128
==========================================================================================
Ratio of net expenses to average net assets                    1.15%(C)         1.15%(C)
Ratio of net investment loss to average net assets            (0.71%)(C)       (0.90%)(C)
Portfolio turnover rate                                          80%(C)           86%(C)

(A) Represents the period from commencement of operations (September 6, 2006) through March 31, 2007.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

GROWTH OPPORTUNITIES FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                     SEPT. 30,                           YEAR ENDED MARCH 31,
                                                       2007          ---------------------------------------------------------------
                                                    (UNAUDITED)        2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               $  20.75        $  21.57     $  17.92     $  18.06     $  12.70     $  18.18
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                   (0.10)          (0.35)       (0.21)       (0.24)       (0.21)       (0.19)
  Net realized and unrealized gains
    (losses) on investments                              3.25           (0.47)        3.86         0.10         5.57        (5.29)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         3.15           (0.82)        3.65        (0.14)        5.36        (5.48)
====================================================================================================================================
Net asset value at end of period                     $  23.90        $  20.75     $  21.57     $  17.92     $  18.06     $  12.70
====================================================================================================================================
Total return(A)                                         15.18%(B)       (3.80)%      20.37%       (0.78)%      42.20%      (30.14)%
====================================================================================================================================
Net assets at end of period (000's)                  $ 37,782        $ 35,723     $ 98,004     $ 81,313     $117,605     $ 84,472
====================================================================================================================================
Ratio of net expenses to average net assets              1.55%(C)        1.79%        1.64%        1.68%        1.60%        1.83%
Ratio of net investment loss to average net assets      (0.85)%(C)      (1.12)%      (1.09)%      (1.14)%      (1.23)%      (1.40)%
Portfolio turnover rate                                    78%(C)         161%          80%          35%          47%          39%
Amount of debt outstanding at
  end of period (000's)                                   n/a             n/a          n/a          n/a          n/a     $      --
Average daily amount of debt outstanding
  during the period (000's)                               n/a             n/a          n/a          n/a          n/a     $    242(D)
Average daily number of capital shares
  outstanding during the period (000's)                   n/a             n/a          n/a          n/a          n/a        8,916(D)
Average amount of debt per share
  during the period                                       n/a             n/a          n/a          n/a          n/a     $   0.03(D)

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) Based on fund level shares outstanding. See accompanying notes to financial statements.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

GROWTH OPPORTUNITIES FUND--CLASS B

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED
                                                     SEPT. 30,                           YEAR ENDED MARCH 31,
                                                       2007          --------------------------------------------------------------
                                                    (UNAUDITED)        2007         2006         2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              $   19.38       $   20.39    $   16.97    $   17.31    $   12.13    $   17.78
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                   (0.17)          (0.51)       (0.46)       (0.43)       (0.38)       (0.36)
  Net realized and unrealized gains
    (losses) on investments                              3.25           (0.50)        3.88         0.09         5.56        (5.29)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         3.08           (1.01)        3.42        (0.34)        5.18        (5.65)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                    $   22.46       $   19.38    $   20.39    $   16.97    $   17.31    $   12.13
===================================================================================================================================
Total return(A)                                         15.89%(B)       (4.95)%      20.15%       (1.96)%      42.70%      (31.78)%
===================================================================================================================================
Net assets at end of period (000's)                 $   2,375       $   2,288    $   3,230    $   3,064    $   3,608    $   2,463
===================================================================================================================================
Ratio of net expenses to average net assets              2.30%(C)        2.97%        2.97%        2.95%        2.84%        3.16%
Ratio of net investment loss to average net assets      (1.56)%(C)      (2.24)%      (2.39)%      (2.38)%      (2.45)%      (2.71)%
Portfolio turnover rate                                    78%(C)         161%          80%          35%          47%          39%
Amount of debt outstanding at end of period (000's)       n/a             n/a          n/a          n/a          n/a    $       --
Average daily amount of debt outstanding
  during the period (000's)                               n/a             n/a          n/a          n/a          n/a    $     242(D)
Average daily number of capital shares outstanding
  during the period (000's)                               n/a             n/a          n/a          n/a          n/a        8,916(D)
Average amount of debt per share during the period        n/a             n/a          n/a          n/a          n/a    $    0.03(D)

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D)   Based on fund level shares outstanding.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

GROWTH OPPORTUNITIES FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            SEPT. 30,                           YEAR ENDED MARCH 31,
                                              2007          ------------------------------------------------------------------
                                           (UNAUDITED)         2007          2006          2005          2004          2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $    19.63       $    20.60    $    17.11    $    17.39    $    12.17    $    17.78
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                           (0.17)           (0.54)        (0.40)        (0.40)        (0.37)        (0.36)
  Net realized and unrealized gains
    (losses) on investments                      3.24            (0.43)         3.89          0.12          5.59         (5.25)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 3.07            (0.97)         3.49         (0.28)         5.22         (5.61)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $    22.70       $    19.63    $    20.60    $    17.11    $    17.39    $    12.17
==============================================================================================================================
Total return(A)                                 15.64%(B)        (4.71)%       20.40%        (1.61)%       42.89%       (31.55)%
==============================================================================================================================
Net assets at end of period (000's)        $   12,713       $   11,957    $   22,412    $   21,789    $   28,470    $   21,727
==============================================================================================================================
Ratio of net expenses to average
  net assets                                     2.30%(C)         2.71%         2.57%         2.61%         2.60%         2.87%
Ratio of net investment loss to
  average net assets                            (1.56)%(C)       (2.00)%       (2.01)%       (2.04)%       (2.21)%       (2.42)%
Portfolio turnover rate                            78%(C)          161%           80%           35%           47%           39%
Amount of debt outstanding at
  end of period (000's)                           n/a              n/a           n/a           n/a           n/a    $        --
Average daily amount of debt outstanding
  during the period (000's)                       n/a              n/a           n/a           n/a           n/a    $      242(D)
Average daily number of capital shares
  outstanding during the period (000's)           n/a              n/a           n/a           n/a           n/a         8,916(D)
Average amount of debt per share
  during the period                               n/a              n/a           n/a           n/a           n/a    $     0.03(D)

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D)   Based on fund level shares outstanding.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP CORE EQUITY FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            SEPT. 30,                           YEAR ENDED MARCH 31,
                                              2007          --------------------------------------------------------------
                                           (UNAUDITED)       2007         2006         2005         2004            2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $   11.36      $   10.49    $    9.48    $    9.10    $    6.71       $    9.19
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                         0.05           0.11         0.06         0.11         0.07            0.06
  Net realized and unrealized gains
    (losses) on investments                     1.01           0.91         0.96         0.38         2.37           (2.46)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                1.06           1.02         1.02         0.49         2.44           (2.40)
--------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income              --          (0.15)       (0.01)       (0.11)       (0.05)          (0.08)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $   12.42      $   11.36    $   10.49    $    9.48    $    9.10       $    6.71
==========================================================================================================================
Total return(A)                                 9.33%(B)       9.83%       10.74%        5.32%       36.41%         (26.19)%
==========================================================================================================================
Net assets at end of period (000's)        $ 102,225      $  95,175    $  25,693    $   9,328    $   8,783       $   6,109
==========================================================================================================================
Ratio of net expenses to average
  net assets                                    1.15%(C)       1.15%        1.00%        1.00%        0.97%(D)        1.00%
Ratio of net investment income to
  average net assets                            0.88%(C)       0.97%        1.03%        1.18%        0.85%(D)        0.90%
Portfolio turnover rate                           10%(C)         54%           6%           7%          10%             29%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.00% and the ratio of net investment income to average net assets would have been 0.82%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP CORE EQUITY FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                              SEPT. 30,                           YEAR ENDED MARCH 31,
                                                2007          --------------------------------------------------------------
                                             (UNAUDITED)       2007         2006         2005         2004            2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $   11.29      $   10.39    $    9.46    $    9.08    $    6.72       $    9.13
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                    0.00(A)       (0.02)        0.03         0.04         0.01            0.01
  Net realized and unrealized gains
    (losses) on investments                       1.01           0.96         0.91         0.37         2.37           (2.41)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  1.01           0.94         0.94         0.41         2.38           (2.40)
----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                --          (0.04)       (0.01)       (0.03)       (0.02)          (0.01)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $   12.30      $   11.29    $   10.39    $    9.46    $    9.08       $    6.72
============================================================================================================================
Total return(B)                                   8.95%(C)       9.09%        9.91%        4.52%       35.38%         (26.32)%
============================================================================================================================
Net assets at end of period (000's)          $   3,969      $   4,231    $   1,399    $   1,675    $   2,260       $     920
============================================================================================================================
Ratio of net expenses to average net assets       1.89%(D)       1.90%        1.75%        1.75%        1.72%(E)        1.74%
Ratio of net investment income (loss)
  to average net assets                           0.13%(D)      (0.26)%       0.26%        0.41%        0.13%(E)        0.18%
Portfolio turnover rate                             10%(D)         54%           6%           7%          10%             29%

(A)   Amount rounds to less than $0.01 per share.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.75% and the ratio of net investment income to average net assets would have been 0.10%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                    SIX MONTHS                                              THREE
                                       ENDED                                                MONTHS              YEAR ENDED
                                     SEPT. 30,              YEAR ENDED MARCH 31,            ENDED              DECEMBER 31,
                                       2007         -----------------------------------    MARCH 31,       ----------------------
                                    (UNAUDITED)        2007        2006         2005        2004(A)          2003         2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
  of period                       $        22.06    $   23.26    $   19.84    $   17.31    $   16.53       $   12.19    $   16.63
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment loss                      (0.01)       (0.04)       (0.02)       (0.02)       (0.03)          (0.07)       (0.12)
  Net realized and unrealized
    gains (losses) on
    investments                             4.84        (1.16)        3.44         2.55         0.81            4.41        (4.32)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            4.83        (1.20)        3.42         2.53         0.78            4.34        (4.44)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period  $        26.89    $   22.06    $   23.26    $   19.84    $   17.31       $   16.53    $   12.19
=================================================================================================================================
Total return(B)                            21.89%(C)    (5.16)%      17.24%       14.62%        4.72%(C)       35.60%      (26.70)%
=================================================================================================================================
Net assets at end of
  period (000's)                     $   762,079    $ 656,582    $ 838,120    $ 274,121    $  69,860       $  62,187    $  13,831
=================================================================================================================================
Ratio of net expenses to
  average net assets                        1.25%(D)     1.16%        1.17%        1.26%        1.30%(D)        1.39%        1.49%
Ratio of net investment loss to
  average net assets                     (0.05)%(D)     (0.16)%      (0.13)%      (0.23)%     (0.78)%(D)      (0.93)%      (0.82)%
Portfolio turnover                         59%(D)         115%         104%         127%          60%(D)          60%         115%

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

LARGE CAP GROWTH FUND--CLASS B

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                  THREE
                                            ENDED                                                     MONTHS           PERIOD
                                           SEPT. 30,                YEAR ENDED MARCH 31,               ENDED           ENDED
                                             2007          --------------------------------------     MARCH 31,     DECEMBER 31,
                                          (UNAUDITED)         2007         2006           2005         2004(A)        2003(B)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period    $    21.46       $    22.83    $    19.60    $    17.24    $    16.50      $    15.45
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                          (0.09)           (0.21)        (0.15)        (0.12)        (0.03)          (0.06)
  Net realized and unrealized gains
  (losses) on investments                       4.84            (1.16)         3.38          2.48          0.77            1.11
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                4.75            (1.37)         3.23          2.36          0.74            1.05
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period          $    26.21       $    21.46    $    22.83    $    19.60    $    17.24      $    16.50
==================================================================================================================================
Total return(C)                                22.13%(D)        (6.00)%       16.48%        13.69%         4.48%(D)        6.80%(D)
==================================================================================================================================
Net assets at end of period (000's)       $   31,914       $   26,669    $   27,781    $   10,579    $    1,897      $    1,003
==================================================================================================================================
Ratio of net expenses to average
  net assets                                    1.99%(E)         2.02%         2.08%         2.25%         2.25%(E)        2.22%(E)
Ratio of net investment loss to
  average net assets                           (0.76)%(E)       (0.98)%       (1.02)%       (1.23)%       (1.71)%(E)      (1.80)%(E)
Portfolio turnover rate                           59%(E)          115%          104%          127%           60%(E)          60%(E)

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                  THREE
                                            ENDED                                                     MONTHS            PERIOD
                                           SEPT. 30,                YEAR ENDED MARCH 31,               ENDED            ENDED
                                             2007          --------------------------------------     MARCH 31,      DECEMBER 31,
                                          (UNAUDITED)         2007         2006           2005         2004(A)         2003(B)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period    $    21.52       $    22.88    $    19.62    $    17.24    $    16.50       $    15.45
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                          (0.09)           (0.20)        (0.11)        (0.08)        (0.04)           (0.05)
  Net realized and unrealized gains
    (losses) on investments                     4.84            (1.16)         3.37          2.46          0.78             1.10
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                4.75            (1.36)         3.26          2.38          0.74             1.05
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period          $    26.27       $    21.52    $    22.88    $    19.62    $    17.24       $    16.50
==================================================================================================================================
Total return(C)                                22.07%(D)        (5.94)%       16.62%        13.81%         4.48%(D)         6.80%(D)
==================================================================================================================================
Net assets at end of period (000's)       $  224,317       $  190,261    $  188,810    $   48,446    $    4,310       $    2,465
==================================================================================================================================
Ratio of net expenses to average
  net assets                                    2.00%(E)         1.95%         1.98%         2.03%         2.25%(E)         2.21%(E)
Ratio of net investment loss to
  average net assets                          (0.77)%(E)        (0.92)%       (0.93)%       (0.97)%      (1.70)%(E)       (1.78)%(E)
Portfolio turnover rate                           59%(E)          115%          104%          127%           60%(E)           60%(E)

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

LARGE CAP GROWTH FUND--CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                             SIX MONTHS
                                                                ENDED               YEAR ENDED           PERIOD
                                                              SEPT. 30,              MARCH 31,           ENDED
                                                                2007         ------------------------   MARCH 31,
                                                             (UNAUDITED)        2007          2006       2005(A)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $    22.19      $    23.33    $    19.86   $    18.34
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                            0.01            0.06          0.03         0.01
  Net realized and unrealized gains (losses) on investments        4.85           (1.20)         3.44         1.51
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   4.86           (1.14)         3.47         1.52
------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $    27.05      $    22.19    $    23.33   $    19.86
==================================================================================================================
Total return                                                      21.90%(B)       (4.89)%       17.47%        8.29%(B)
==================================================================================================================
Net assets at end of period (000's)                          $   28,276      $   40,044    $   66,655   $   43,279
==================================================================================================================
Ratio of net expenses to average net assets                        1.00%(C)        0.90%         0.93%        1.01%(C)
Ratio of net investment income to average net assets               0.03%(C)        0.13%         0.12%        0.21%(C)
Portfolio turnover rate                                              59%(C)         115%          104%         127%(C)

(A) Represents the period from commencement of operations (November 10, 2004) through March 31, 2005.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED              YEAR          PERIOD
                                                               SEPT. 30,            ENDED         ENDED
                                                                 2007             MARCH 31,      MARCH 31,
                                                              (UNAUDITED)           2007          2006(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $      11.15       $      10.19    $      10.00
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                              0.04               0.04            0.01
  Net realized and unrealized gains (losses) on investments         (0.91)              1.19            0.18
------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (0.87)              1.23            0.19
------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                 --              (0.04)             --
  Distributions from net realized gains                                --              (0.23)             --
------------------------------------------------------------------------------------------------------------
Total distributions                                                    --              (0.27)             --
------------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $      10.28       $      11.15    $      10.19
============================================================================================================
Total return(B)                                                     (7.80)%(C)         12.12%           1.90%(C)
============================================================================================================
Net assets at end of period (000's)                          $     35,289       $     29,609    $     11,684
============================================================================================================
Ratio of net expenses to average net assets                          1.35%(D)           1.35%           1.30%(D)
Ratio of net investment income to average net assets                 0.92%(D)           0.55%           1.34%(D)
Portfolio turnover rate                                                58%(D)             57%             68%(D)

(A) Represents the period from commencement of operations (March 6, 2006) through March 31, 2006.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED            YEAR          PERIOD
                                                               SEPT. 30,          ENDED         ENDED
                                                                 2007           MARCH 31,      MARCH 31,
                                                              (UNAUDITED)         2007          2006(A)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $     11.09       $     10.18    $     10.00
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                      0.01             (0.01)      0.00 (B)
  Net realized and unrealized gains (losses) on investments        (0.91)             1.17           0.18
---------------------------------------------------------------------------------------------------------
Total from investment operations                                   (0.90)             1.16           0.18
---------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                --             (0.01)            --
  Distributions from net realized gains                               --             (0.24)            --
---------------------------------------------------------------------------------------------------------
Total distributions                                                   --             (0.25)            --
---------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $     10.19       $     11.09    $     10.18
=========================================================================================================
Total return(C)                                                    (8.12)%(D)        11.37%          1.80%(D)
=========================================================================================================
Net assets at end of period (000's)                          $    18,934       $    15,220    $       561
=========================================================================================================
Ratio of net expenses to average net assets                         2.10%(E)          2.10%          1.89%(E)
Ratio of net investment income (loss) to average net assets         0.17%(E)         (0.27)%         0.25%(E)
Portfolio turnover rate                                               58%(E)            57%            68%(E)

(A) Represents the period from commencement of operations (March 6, 2006) through March 31, 2006.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MICRO CAP GROWTH FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                             SIX MONTHS
                                                                ENDED                                         PERIOD
                                                              SEPT. 30,           YEAR ENDED MARCH 31,         ENDED
                                                                2007           --------------------------     MARCH 31,
                                                             (UNAUDITED)           2007          2006          2005(A)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $     12.98       $     13.50    $     11.07    $     10.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                              (0.08)            (0.20)         (0.10)         (0.06)
  Net realized and unrealized gains (losses) on investments         0.50             (0.32)          2.53           1.13
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    0.42             (0.52)          2.43           1.07
------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $     13.40       $     12.98    $     13.50    $     11.07
========================================================================================================================
Total return(B)                                                     3.24%(C)         (3.85)%        21.95%         10.70%(C)
========================================================================================================================
Net assets at end of period (000's)                          $    39,775       $    45,536    $    61,915    $    32,378
========================================================================================================================
Ratio of net expenses to average net assets                         1.95%(D)          1.95%          1.95%          1.95%(D)
Ratio of net investment loss to average net assets                 (1.06)%(D)        (1.32)%        (1.08)%        (1.27)%(D)
Portfolio turnover rate                                              102%(D)            91%            90%           101%(D)

(A) Represents the period from commencement of operations (June 22, 2004) through March 31, 2005.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not Annualized.

(D)   Annualized.

MICRO CAP GROWTH FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                             SIX MONTHS
                                                                ENDED                                         PERIOD
                                                              SEPT. 30,           YEAR ENDED MARCH 31,         ENDED
                                                                2007           --------------------------     MARCH 31,
                                                             (UNAUDITED)           2007          2006          2005(A)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $     12.72       $     13.33    $     11.01    $     10.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                              (0.13)            (0.30)         (0.17)         (0.08)
  Net realized and unrealized gains (losses) on investments         0.49             (0.31)          2.49           1.09
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    0.36             (0.61)          2.32           1.01
------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $     13.08       $     12.72    $     13.33    $     11.01
========================================================================================================================
Total return(B)                                                     2.83%(C)         (4.58)%        21.07%         10.10%(C)
========================================================================================================================
Net assets at end of period (000's)                          $    23,029       $    26,062    $    33,310    $    16,224
========================================================================================================================
Ratio of net expenses to average net assets                         2.70%(D)          2.70%          2.70%          2.70%(D)
Ratio of net investment loss to average net assets                 (1.81)%(D)        (2.07)%        (1.84)%        (2.07)%(D)
Portfolio turnover rate                                              102%(D)            91%            90%           101%(D)

(A) Represents the period from commencement of operations (June 22, 2004) through March 31, 2005.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not Annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MICRO CAP GROWTH FUND--CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                             SIX MONTHS
                                                                ENDED                                         PERIOD
                                                              SEPT. 30,           YEAR ENDED MARCH 31,         ENDED
                                                                2007           --------------------------     MARCH 31,
                                                             (UNAUDITED)           2007          2006          2005(A)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $     13.21       $     13.70    $     11.16    $      9.89
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                              (0.06)            (0.21)         (0.03)         (0.13)
  Net realized and unrealized gains (losses) on investments         0.50             (0.28)          2.57           1.40
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    0.44             (0.49)          2.54           1.27
------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $     13.65       $     13.21    $     13.70    $     11.16
========================================================================================================================
Total return                                                        3.33%(B)         (3.58)%        22.76%         12.84%(B)
========================================================================================================================
Net assets at end of period (000's)                          $       520       $       440    $       676    $        --(C)
========================================================================================================================
Ratio of net expenses to average net assets                         1.70%(D)          1.70%          1.55%          1.55%(D)
Ratio of net investment loss to average net assets                 (0.77)%(D)        (1.05)%        (0.77)%        (2.34)%(D)
Portfolio turnover rate                                              102%(D)            91%            90%           101%(D)

(A) Represents the period from commencement of operations (October 4, 2004) through March 31, 2005.

(B)   Not Annualized.

(C)   Amount rounds to less than $1,000.

(D)   Annualized.

MID CAP GROWTH FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                       SIX MONTHS
                                         ENDED
                                        SEPT. 30,                                YEAR ENDED MARCH 31,
                                          2007           ---------------------------------------------------------------------
                                       (UNAUDITED)           2007         2006          2005          2004             2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
  of period                            $     24.17       $    24.02    $    21.42    $    21.73    $    13.89       $    19.52
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment loss                        (0.08)           (0.14)        (0.12)        (0.16)        (0.13)           (0.14)
  Net realized and unrealized gains
    (losses) on investments                   2.21             2.20          4.70          1.03          7.97            (5.29)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              2.13             2.06          4.58          0.87          7.84            (5.43)
------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains           --            (1.91)        (1.98)        (1.18)           --            (0.20)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period       $     26.30       $    24.17    $    24.02    $    21.42    $    21.73       $    13.89
==============================================================================================================================
Total return(A)                               8.81%(B)         8.84%        22.21%         4.13%        56.44%          (27.90)%
==============================================================================================================================
Net assets at end of period (000's)    $   766,620       $  713,666    $  639,501    $  574,855    $  458,524       $  153,247
==============================================================================================================================
Ratio of net expenses to average
  net assets                                  1.44%(C)         1.50%         1.50%         1.50%         1.49%(D)         1.50%
Ratio of net investment loss to
  average net assets                        (0.65)%(C)       (0.66)%       (0.57)%       (0.84)%       (0.93)%(D)       (1.07)%
Portfolio turnover                              64%(C)           58%           69%           85%           79%              62%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.50% and the ratio of net investment loss to average net assets would have been (0.94)%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND--CLASS B

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                       SIX MONTHS
                                         ENDED
                                        SEPT. 30,                                YEAR ENDED MARCH 31,
                                          2007           ---------------------------------------------------------------------
                                       (UNAUDITED)           2007         2006          2005          2004             2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
  of period                            $     21.25       $    21.49    $    19.50    $    20.03    $    12.53       $    18.25
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment loss                        (0.17)           (0.30)        (0.26)        (0.29)        (0.25)           (0.14)
  Net realized and unrealized gains
    (losses) on investments                   1.95             1.97          4.23          0.94          7.75            (5.38)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              1.78             1.67          3.97          0.65          7.50            (5.52)
------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains           --            (1.91)        (1.98)        (1.18)           --            (0.20)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period       $     23.03       $    21.25    $    21.49    $    19.50    $    20.03       $    12.53
==============================================================================================================================
Total return(A)                               8.38%(B)         8.04%        21.24%         3.37%        59.86%          (30.34)%
==============================================================================================================================
Net assets at end of period (000's)    $    76,079       $   74,935    $   79,552    $   71,879    $   64,918       $   26,226
==============================================================================================================================
Ratio of net expenses to average
  net assets                                  2.25%(C)         2.25%         2.25%         2.25%         2.24%(D)         2.25%
Ratio of net investment loss to
  average net assets                         (1.46)%(C)       (1.42)%       (1.32)%       (1.60)%       (1.68)%(D)        (1.77)%
Portfolio turnover rate                         64%(C)           58%           69%           85%           79%              62%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) Absent voluntary epxense reimbursements, the ratio of net expenses to average net assets would have been 2.25% and the ratio of net investment loss to average net assets would have been (1.69)%.

MID CAP GROWTH FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                       SIX MONTHS
                                         ENDED
                                        SEPT. 30,                                YEAR ENDED MARCH 31,
                                          2007           ---------------------------------------------------------------------
                                       (UNAUDITED)           2007         2006          2005          2004             2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
  of period                            $     21.27       $    21.51    $    19.51    $    20.04    $    12.55       $    18.26
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment loss                        (0.17)           (0.28)        (0.25)        (0.30)        (0.23)           (0.13)
  Net realized and unrealized gains
    (losses) on investments                   1.96             1.95          4.23          0.95          7.72            (5.38)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              1.79             1.67          3.98          0.65          7.49            (5.51)
------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains           --            (1.91)        (1.98)        (1.18)           --            (0.20)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period       $     23.06       $    21.27    $    21.51    $    19.51    $    20.04       $    12.55
==============================================================================================================================
Total return(A)                               8.42%(B)         8.04%        21.28%         3.36%        59.68%          (30.27)%
==============================================================================================================================
Net assets at end of period (000's)    $   361,955       $  345,997    $  327,867    $  284,966    $  252,021       $   97,743
==============================================================================================================================
Ratio of net expenses to average
  net assets                                  2.23%(C)         2.25%         2.25%         2.25%         2.24%(D)         2.25%
Ratio of net investment loss to
  average net assets                         (1.44)%(C)       (1.41)%       (1.32)%       (1.60)%       (1.68)%(D)       (1.77)%
Portfolio turnover                              64%(C)           58%           69%           85%           79%              62%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.25% and the ratio of net investment loss to average net assets would have been (1.69)%.

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                           ENDED                                                                       PERIOD
                                         SEPT. 30,                         YEAR ENDED MARCH 31,                         ENDED
                                           2007           ----------------------------------------------------        MARCH 31,
                                        (UNAUDITED)           2007          2006         2005          2004            2003(A)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period  $     16.62       $    18.37    $    15.25    $    16.05    $     9.78       $    10.00
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment loss                         (0.07)           (0.20)        (0.18)        (0.25)        (0.14)           (0.06)
  Net realized and unrealized gains
    (losses) on investments                    1.08            (1.55)         3.30         (0.14)         6.78            (0.16)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               1.01            (1.75)         3.12         (0.39)         6.64            (0.22)
-------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains            --               --            --         (0.41)        (0.37)              --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period        $     17.63       $    16.62    $    18.37    $    15.25    $    16.05       $     9.78
===============================================================================================================================
Total return(B)                                6.08%(C)        (9.53)%       20.46%        (2.43)%       68.02%           (2.20)%(C)
===============================================================================================================================
Net assets at end of period (000's)     $    19,105       $   32,662    $   48,697    $   37,675    $   53,064       $   15,230
===============================================================================================================================
Ratio of net expenses to average
  net assets                                   1.70%(D)         1.90%         1.95%         1.95%         1.89%(E)         1.95%(D)
Ratio of net investment loss to
  average net assets                          (0.75)%(D)       (1.00)%       (1.18)%       (1.40)%       (1.34)%(E)       (1.61)%(D)
Portfolio turnover                              249%(D)          243%          109%          114%          133%             128%(D)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.95% and ratio of net investment loss to average net assets would have been (1.40)%.

SMALL CAP GROWTH FUND--CLASS B

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                           ENDED                                                                       PERIOD
                                         SEPT. 30,                         YEAR ENDED MARCH 31,                         ENDED
                                           2007           ----------------------------------------------------        MARCH 31,
                                        (UNAUDITED)           2007          2006         2005          2004            2003(A)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period  $     16.13       $    17.99    $    14.99    $    15.90    $     9.75       $    10.00
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment loss                         (0.13)           (0.41)        (0.31)        (0.29)        (0.21)           (0.06)
  Net realized and unrealized gains
    (losses) on investments                    1.09            (1.45)         3.31         (0.21)         6.73            (0.19)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               0.96            (1.86)         3.00         (0.50)         6.52            (0.25)
-------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains            --               --            --         (0.41)        (0.37)              --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period        $     17.09       $    16.13    $    17.99    $    14.99    $    15.90       $     9.75
===============================================================================================================================
Total return(B)                                5.95%(C)       (10.34)%       20.01%        (3.15)%       66.99%           (2.50)%(C)
===============================================================================================================================
Net assets at end of period (000's)     $     4,037       $    4,876    $    9,858    $    8,908    $    7,831       $    1,399
===============================================================================================================================
Ratio of net expenses to average
  net assets                                   2.45%(D)         2.66%         2.70%         2.70%         2.63%(E)         2.69%(D)
Ratio of net investment loss to
  average net assets                           (1.42)%(D)      (1.75)%       (1.92)%       (2.13)%       (2.09)%(E)       (2.38)%(D)
Portfolio turnover                              249%(D)          243%          109%          114%          133%             128%(D)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.70% and the ratio of net investment loss to average neet assets would have been (2.16)%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                           ENDED                                                                       PERIOD
                                         SEPT. 30,                         YEAR ENDED MARCH 31,                         ENDED
                                           2007           ----------------------------------------------------        MARCH 31,
                                        (UNAUDITED)           2007          2006         2005          2004            2003(A)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period  $     16.15       $    18.01    $    15.00    $    15.91    $     9.74       $    10.00
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment loss                         (0.13)           (0.47)        (0.32)        (0.29)        (0.21)           (0.07)
  Net realized and unrealized gains
    (losses) on investments                    1.08            (1.39)         3.33         (0.21)         6.75            (0.19)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               0.95            (1.86)         3.01         (0.50)         6.54            (0.26)
-------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains            --               --            --         (0.41)        (0.37)              --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period        $     17.10       $    16.15    $    18.01    $    15.00    $    15.91       $     9.74
===============================================================================================================================
Total return(B)                                5.88%(C)       (10.33)%       20.07%        (3.15)%       67.26%           (2.60)%(C)
===============================================================================================================================
Net assets at end of period (000's)     $     6,724       $    8,728    $   20,964    $   18,776    $   14,596       $    3,029
===============================================================================================================================
Ratio of net expenses to average
  net assets                                   2.45%(D)         2.67%         2.70%         2.70%         2.63%(E)         2.69%(D)
Ratio of net investment loss to
  average net assets                          (1.42)%(D)       (1.77)%       (1.92)%       (2.12)%       (2.09)%(E)       (2.39)%(D)
Portfolio turnover                              249%(D)          243%          109%          114%          133%             128%(D)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.70% and the ratio of net investment loss to average net assets would have been (2.16)%.

SMALL CAP GROWTH FUND--CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED                                          PERIOD
                                                               SEPT. 30,           YEAR ENDED MARCH 31,         ENDED
                                                                 2007           --------------------------     MARCH 31,
                                                              (UNAUDITED)           2007           2006         2005(A)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                        $     16.82       $     18.49    $     15.31    $     15.37
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                               (0.02)            (1.24)         (0.07)         (0.05)
  Net realized and unrealized gains (losses) on investments          1.06             (0.43)          3.25           0.40
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.04             (1.67)          3.18           0.35
---------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                                  --                --             --          (0.41)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                              $     17.86       $     16.82    $     18.49    $     15.31
===========================================================================================================================
Total return                                                         6.18%(B)         (9.03)%        20.77%          2.29%(B)
===========================================================================================================================
Net assets at end of period (000's)                           $    13,467       $    16,006    $   350,323    $    82,846
===========================================================================================================================
Ratio of net expenses to average net assets                          1.30%(C)          1.55%          1.55%          1.55%(C)
Ratio of net investment loss to average net assets                  (0.31)%(C)        (0.82)%        (0.77)%        (0.95)%(C)
Portfolio turnover                                                    249%(C)           243%           109%           114%(C)

(A) Represents the period from commencement of operations (May 5, 2004) through March 31, 2005.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Diversified Small Cap Growth Fund, Growth Opportunities Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Micro Cap Growth Fund, Mid Cap Growth Fund, and Small Cap Growth Fund (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

Prior to October 4, 2003, the Large Cap Growth Fund was a series of the Navellier Funds. Effective October 4, 2003, the Navellier Performance Large Cap Growth Portfolio and the Navellier Millennium Large Cap Growth Portfolio were merged into the Large Cap Growth Fund. The accounting and performance history of the Navellier Performance Large Cap Growth Portfolio was carried forward. The Large Cap Growth Fund was the legal and tax survivor. Effective January 1, 2004, the Fund changed its fiscal year end from December 31 to March 31.

The Funds are registered to offer different classes of shares: Class A shares, Class B shares, Class C shares, and Class Y shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Large Cap Core Equity Fund and Large Cap Value Fund offer two classes of shares: Class A shares (currently sold subject to a maximum front-end sales load of 5.75% and a maximum distribution fee of up to 0.25)%, and Class C shares (sold subject to a 1.00% contingent deferred sales load for a one-year period and a maximum distribution fee of up to 1.00% of average daily net assets). The Diversified Small Cap Growth Fund, Growth Opportunities Fund, Micro Cap Growth Fund and Mid Cap Growth Fund offer three classes of shares: Class A shares (described above), Class B shares, except Diversified Small Cap Growth Fund and Micro Cap Growth Fund, (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a maximum distribution fee of up to 1.00% of average daily net assets), Class C shares (described above), and Class Y shares (sold without a distribution fee or sales charge, but offered only through selected dealers and subject to a higher minimum initial investment) of Diversified Small Cap Growth Fund and Micro Cap Growth Fund. The Large Cap Growth Fund and Small Cap Growth Fund offer four classes of shares: Class A shares, Class B shares, Class C shares, and Class Y shares (all described above). Each Class A, Class B, Class C and Class Y share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which is expected to cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A and Class Y shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities.

As of September 30, 2007, the following Funds loaned common stocks and received collateral as follows:

                                                MARKET VALUE        VALUE OF
                                                 OF COMMON         COLLATERAL
                                                STOCKS LOANED       RECEIVED
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund             $      2,345,091  $      2,438,724
Growth Opportunities Fund                     $      4,962,188  $      5,156,829
Large Cap Growth Fund                         $     89,295,931  $     91,658,870
Large Cap Value Fund                          $      7,971,872  $      8,308,475
Micro Cap Growth Fund                         $     11,327,032  $     11,895,053
Mid Cap Growth Fund                           $    114,679,790  $    117,374,028
Small Cap Growth Fund                         $        327,255  $        374,855

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

SHARE VALUATION -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class B, Class C and Class Y shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, Class B and Class C shares of the Funds are subject to a contingent deferred sales load of 5.00% and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase. The contingent deferred sales load for Class B shares will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales load for Class B shares.

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid to shareholders annually for each Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

ALLOCATIONS -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The tax character of distributions paid for the periods ended March 31, 2007 and 2006 was as follows:

                            DIVERSIFIED             GROWTH                 LARGE CAP
                          SMALL CAP GROWTH      OPPORTUNITIES             CORE EQUITY
                               FUND                  FUND                     FUND
---------------------------------------------------------------------------------------------
                                PERIOD        YEAR         YEAR         YEAR          YEAR
                                ENDED         ENDED        ENDED        ENDED         ENDED
                              MARCH 31,     MARCH 31,    MARCH 31,    MARCH 31,     MARCH 31,
                                2007(A)       2007         2006         2007          2006
---------------------------------------------------------------------------------------------
From ordinary income       $         --     $      --    $      --    $ 623,902     $  20,159
---------------------------------------------------------------------------------------------

                                 LARGE CAP
                                   GROWTH               LARGE CAP VALUE          MICRO CAP GROWTH
                                    FUND                      FUND                      FUND
------------------------------------------------------------------------------------------------------
                             YEAR         YEAR         YEAR        PERIOD        YEAR          YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                           MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,     MARCH 31,
                             2007         2006         2007        2006(B)       2007          2006
------------------------------------------------------------------------------------------------------
From ordinary income       $      --    $     --     $ 772,101    $      --    $      --     $      --
------------------------------------------------------------------------------------------------------

(A) Represents the period from commencement of operations (September 6, 2006) through March 31, 2007.

(B) Represents the period from commencement of operations (March 6, 2006) through March 31, 2006.

                                          MID CAP GROWTH            SMALL CAP GROWTH
                                               FUND                       FUND
----------------------------------------------------------------------------------------
                                         YEAR         YEAR         YEAR          YEAR
                                         ENDED        ENDED        ENDED         ENDED
                                       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                         2007         2006         2007          2006
----------------------------------------------------------------------------------------
From ordinary income                 $ 12,124,355  $ 15,608,776  $      --  $         --
From long-term capital gains           75,069,975    67,044,251         --            --
----------------------------------------------------------------------------------------
                                     $ 87,194,330  $ 82,653,027  $      --  $         --
----------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of March 31, 2007:

                                        DIVERSIFIED
                                         SMALL CAP         GROWTH         LARGE CAP       LARGE CAP
                                          GROWTH       OPPORTUNITIES     CORE EQUITY       GROWTH
                                           FUND             FUND            FUND            FUND
----------------------------------------------------------------------------------------------------
Tax cost of portfolio investments      $  11,002,297   $  51,576,684   $  87,524,886   $ 842,613,158
----------------------------------------------------------------------------------------------------
Gross unrealized appreciation              1,568,161       5,802,894      13,153,397     145,641,489
Gross unrealized depreciation               (285,558)       (646,036)     (1,364,731)     (8,828,972)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation                1,282,603       5,156,858      11,788,666     136,812,517
Undistributed long-term capital gains             --              --       1,355,743              --
Capital loss carryforward                         --     (47,848,505)             --    (105,035,430)
Undistributed ordinary income                367,828              --         224,747              --
----------------------------------------------------------------------------------------------------
    Accumulated earnings (deficit)     $   1,650,431   $ (42,691,647)  $  13,369,156   $  31,777,087
====================================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                          LARGE CAP          MICRO CAP          MID CAP          SMALL CAP
                                            VALUE             GROWTH            GROWTH            GROWTH
                                            FUND               FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments      $    46,615,633   $    70,379,516   $ 1,078,539,100   $    70,059,250
------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                3,111,554        22,900,634       222,380,711        11,030,845
Gross unrealized depreciation               (1,470,659)       (1,776,617)      (19,229,578)       (1,927,371)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                  1,640,895        21,124,017       203,151,133         9,103,474
Capital loss carryforward                           --        (6,713,936)               --       (21,006,988)
Undistributed ordinary income                  962,205                --         7,168,602                --
Undistributed long-term capital gains           90,492                --        15,104,843                --
------------------------------------------------------------------------------------------------------------
    Accumulated earnings (deficit)     $     2,693,592   $    14,410,081   $   225,424,578   $   (11,903,514)
============================================================================================================

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

As of March 31, 2007, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                                                       EXPIRES
FUND                                                    AMOUNT         MARCH 31,
--------------------------------------------------------------------------------
Growth Opportunities Fund                            $  6,800,899        2010
                                                       21,975,058        2011
                                                       17,098,132        2012
                                                        1,974,416        2013
                                                     ------------
                                                     $ 47,848,505
                                                     ============
Large Cap Growth Fund*                               $ 12,837,110        2009
                                                        2,396,670        2010
                                                        7,655,647        2011
                                                        3,322,314        2012
                                                        1,798,659        2013
                                                       77,025,030        2015
                                                     ------------
                                                     $105,035,430
                                                     ============
Micro Cap Growth Fund                                $  1,123,992        2013
                                                        1,673,731        2014
                                                        3,916,213        2015
                                                     ------------
                                                     $  6,713,936
                                                     ============
Small Cap Growth Fund                                $  1,422,586        2013
                                                       19,584,402        2015
                                                     ------------
                                                     $ 21,006,988
                                                     ============
--------------------------------------------------------------------------------

* A portion of these capital loss carryforwards may be limited under tax regulations.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended March 31, 2007, the funds utilized capital loss carryforwards as follows:

                                                                       AMOUNT
--------------------------------------------------------------------------------
Growth Opportunities Fund                                            $ 6,337,679
Large Cap Core Equity Fund                                           $ 2,824,084
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. The following reclassifications of net investment loss have been made to the following Funds for the year ended March 31, 2007:

                                                   ACCUMULATED     ACCUMULATED
                                       PAID-IN    NET INVESTMENT  NET REALIZED
                                       CAPITAL    INCOME (LOSS)   GAINS (LOSSES)
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund    $       --   $     63,303    $     (63,303)
Growth Opportunities Fund              (992,944)       992,944               --
Large Cap Growth Fund                (3,283,598)     3,283,598               --
Micro Cap Growth Fund                (1,310,460)     1,310,460               --
Mid Cap Growth Fund                          --     10,024,153      (10,024,153)
Small Cap Growth Fund                (1,945,258)     1,945,258               --
--------------------------------------------------------------------------------

For the six months ended September 30, 2007, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

--------------------------------------------------------------------------------------------------
                                                       GROSS           GROSS        NET UNREALIZED
                                       FEDERAL       UNREALIZED      UNREALIZED      APPRECIATION
                                       TAX COST     APPRECIATION    DEPRECIATION    (DEPRECIATION)
--------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund  $   14,456,070  $    2,377,255  $     (465,583)  $    1,911,672
Growth Opportunities Fund          $   49,071,617  $   11,015,033  $   (1,397,993)  $    9,617,040
Large Cap Core Equity Fund         $   87,400,348  $   20,332,324  $   (1,457,788)  $   18,874,536
Large Cap Growth Fund              $  851,477,145  $  295,179,686  $   (8,729,477)  $  286,450,209
Large Cap Value Fund               $   68,704,259  $    3,040,768  $   (8,483,318)  $   (5,442,550)
Micro Cap Growth Fund              $   56,470,135  $   20,288,832  $   (1,357,225)  $   18,931,607
Mid Cap Growth Fund                $1,109,216,138  $  250,900,661  $  (37,883,741)  $  213,016,920
Small Cap Growth Fund              $   41,966,119  $    4,224,257  $   (1,173,616)  $    3,050,641
--------------------------------------------------------------------------------------------------

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has determined that the Funds do not have any uncertain tax positions as of September 30, 2007.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2007:

                                        DIVERSIFIED
                                         SMALL CAP           GROWTH           LARGE CAP          LARGE CAP
                                           GROWTH         OPPORTUNITIES      CORE EQUITY           GROWTH
                                            FUND              FUND               FUND               FUND
--------------------------------------------------------------------------------------------------------------
Purchases of investment securities   $      5,478,693   $     19,978,854   $      5,204,799   $    277,213,054
Proceeds from sales and maturities   $      5,243,602   $     25,694,027   $      7,397,968   $    352,534,483
--------------------------------------------------------------------------------------------------------------

                                       LARGE CAP      MICRO CAP      MID CAP        SMALL CAP
                                         VALUE         GROWTH         GROWTH         GROWTH
                                         FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------
Purchases of investment securities   $ 30,270,473   $ 34,729,425   $375,179,407   $ 60,948,275
Proceeds from sales and maturities   $ 13,580,957   $ 46,259,504   $407,352,487   $ 84,125,300
----------------------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENTS

Touchstone Advisors, Inc. (the Advisor) provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

Diversified Small Cap Growth Fund    1.05%
-----------------------------------------------------------------------------------
Growth Opportunities Fund            1.00% on the first $50 million
                                     0.90% on the next $50 million
                                     0.80% on the next $900 million
                                     0.75% of such assets in excess of $1 billion
-----------------------------------------------------------------------------------
Large Cap Core Equity Fund           0.65% on the first $100 million
                                     0.60% on the next $100 million
                                     0.55% on the next $100 million
                                     0.50% of such assets in excess of $300 million
-----------------------------------------------------------------------------------
Large Cap Growth Fund                0.75% on the first $200 million
                                     0.70% on the next $800 million
                                     0.65% of such assets in excess of $1 billion
-----------------------------------------------------------------------------------
Large Cap Value Fund                 0.75%
-----------------------------------------------------------------------------------
Micro Cap Growth Fund                1.25%
-----------------------------------------------------------------------------------
Mid Cap Growth Fund                  0.80%
-----------------------------------------------------------------------------------
Small Cap Growth Fund                1.25%
-----------------------------------------------------------------------------------

The Advisor has retained various Sub-Advisors to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Advisor (not the Funds) pays the Sub-Advisors a fee for these services.

Fort Washington Investment Advisors, Inc. (Fort Washington), an affiliate of the Advisor, has been retained by the Advisor to manage the investments of the Diversified Small Cap Growth Fund and Small Cap Growth Fund.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

Westfield Capital Management Company, LLC (Westfield) has been retained by the Advisor to manage the investments of the Growth Opportunities Fund and a portion of the investments of the Mid Cap Growth Fund.

Todd Investment Advisors, Inc. (Todd), an affiliate of the Advisor, has been retained by the Advisor to manage the investments of the Large Cap Core Equity Fund.

Navellier & Associates, Inc. (Navellier) has been retained by the Advisor to manage the investments of the Large Cap Growth Fund.

JS Asset Management, LLC (JSAM) has been retained by the Advisor to manage the investments of the Large Cap Value Fund.

Bjurman, Barry & Associates (Bjurman) has been retained by the Advisor to manage the investments of the Micro Cap Growth Fund.

TCW Investment Management Company (TCW) has been retained by the Advisor to manage a portion of the investments of the Mid Cap Growth Fund.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and record of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Funds Group Trust, Touchstone Tax-Free Trust, and Touchstone Investment Trust (excluding Institutional Money Market Fund) up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan Chase Bank, N.A. (JPMorgan) as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an Expense Limitation Agreement to contractually limit operating expenses of the Diversified Small Cap Growth Fund, Growth Opportunities Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Micro Cap Growth Fund, Mid Cap Growth Fund, and Small Cap Growth Fund. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through January 1, 2008:

                                         CLASS A    CLASS B   CLASS C    CLASS Y
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund         1.40%        --       2.15%      1.15%
Growth Opportunities Fund                 1.55%      2.30%      2.30%        --
Large Cap Core Equity Fund                1.15%        --       1.90%        --
Large Cap Growth Fund                     1.25%      2.00%      2.00%      1.00%
Large Cap Value Fund                      1.35%        --       2.10%        --
Micro Cap Growth Fund                     1.95%        --       2.70%      1.70%
Mid Cap Growth Fund                       1.50%      2.25%      2.25%        --
Small Cap Growth Fund                     1.70%      2.45%      2.45%      1.30%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

For the six months ended September 30, 2007, the Advisor waived investment advisory fees, administration fees, and/or reimbursed expenses as follows:

                                      INVESTMENT                      OTHER OPERATING
                                       ADVISORY      ADMINISTRATION      EXPENSES
                                      FEES WAIVED     FEES WAIVED       REIMBURSED
-------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund   $       22,736   $       13,227   $        8,210
Growth Opportunities Fund           $           --   $       51,771   $       91,203
Large Cap Core Equity Fund          $           --   $       57,810   $           --
Large Cap Growth Fund               $           --   $      605,772   $           --
Large Cap Value Fund                $           --   $       21,113   $           --
Micro Cap Growth Fund               $           --   $       69,684   $        2,215
Mid Cap Growth Fund                 $           --   $        8,146   $           --
Small Cap Growth Fund               $      132,780   $       50,886   $       91,593
-------------------------------------------------------------------------------------

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

For the six months ended September 30, 2007, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

                                                                         AMOUNT
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund                                       $      3
Growth Opportunities Fund                                               $  3,257
Large Cap Core Equity Fund                                              $    626
Large Cap Growth Fund                                                   $234,506
Large Cap Value Fund                                                    $  1,867
Micro Cap Growth Fund                                                   $ 19,520
Mid Cap Growth Fund                                                     $175,631
Small Cap Growth Fund                                                   $ 10,595

UNDERWRITING AGREEMENT

Touchstone Securities, Inc. (the Underwriter) is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds for the six months ended September 30, 2007:

Diversified Small Cap Growth Fund                                        $   809
Growth Opportunities Fund                                                $ 3,416
Large Cap Core Equity Fund                                               $ 1,793
Large Cap Growth Fund                                                    $36,123
Large Cap Value Fund                                                     $12,981
Micro Cap Growth Fund                                                    $ 2,550
Mid Cap Growth Fund                                                      $58,023
Small Cap Growth Fund                                                    $ 1,697

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

In addition, the Underwriter collected the following contingent deferred sales charges on the redemption of Class B and Class C shares of the following Funds during the six months ended September 30, 2007:

Growth Opportunities Fund                                                $ 2,817
Large Cap Core Equity Fund                                               $    26
Large Cap Growth Fund                                                    $39,599
Large Cap Value Fund                                                     $ 2,156
Micro Cap Growth Fund                                                    $   517
Mid Cap Growth Fund                                                      $66,112
Small Cap Growth Fund                                                    $14,981

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B and Class C Plan) under which Class B and Class C shares of each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class B and Class C Plan is 1.00% of average daily net assets attributable to Class B and Class C shares.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust for a fee, including developing and assisting in implementing a compliance program for JPMorgan on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, if any, for the six months ended September 30, 2007, is noted below:

                                                          SHARE ACTIVITY
                                    ----------------------------------------------------------
                                      BALANCE                                       BALANCE                        VALUE
                                      3/31/07        PURCHASES       SALES          09/30/07     DIVIDENDS        09/30/07
----------------------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund        366,382      1,974,988     (2,103,149)        238,221   $      3,582   $    238,221
----------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                     --     12,815,571    (11,158,512)      1,657,059   $     16,977   $  1,657,059
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core Equity Fund               919,264      5,700,149     (5,232,553)      1,386,860   $     35,706   $  1,386,860
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                  6,377,780    189,716,619   (173,680,871)     22,413,528   $    238,812   $ 22,413,528
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                   5,195,264     26,976,306    (27,704,953)      4,466,617   $    162,981   $  4,466,617
----------------------------------------------------------------------------------------------------------------------------
Micro Cap Growth Fund                    329,258     17,002,012    (16,875,064)        456,206   $     21,033   $    456,206
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                   25,143,633    295,990,635   (299,673,157)     21,461,111   $    724,472   $ 21,461,111
----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                  1,217,649     33,734,309    (32,074,906)      2,877,052   $     37,344   $  2,877,052
----------------------------------------------------------------------------------------------------------------------------

As of September 30, 2007, 95% of the Diversified Small Cap Growth Fund was owned by The Western and Southern Life Insurance Company (Western-Southern) and 61% of the Large Cap Core Equity Fund was owned by Western-Southern and subsidiaries.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                          DIVERSIFIED SMALL CAP                     GROWTH
                                                              GROWTH FUND                     OPPORTUNITIES FUND
----------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS                           SIX MONTHS
                                                        ENDED         PERIOD                  ENDED            YEAR
                                                      SEPT. 30,        ENDED                SEPT. 30,          ENDED
                                                        2007          MARCH 31,                2007          MARCH 31,
                                                   (UNAUDITED)(A)      2007(B)             (UNAUDITED)         2007
----------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                            44,868          502,422                153,676          479,372
Shares redeemed                                       (16,849)            (126)              (294,602)      (3,300,859)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding          28,019          502,296               (140,926)      (2,821,487)
Shares outstanding, beginning of period               502,296               --              1,721,895        4,543,382
----------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                     530,315          502,296              1,580,969        1,721,895
======================================================================================================================

CLASS B
Shares sold                                                --               --                  2,214            9,619
Shares redeemed                                            --               --                (14,539)         (49,965)
----------------------------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                         --               --                (12,325)         (40,346)
Shares outstanding, beginning of period                    --               --                118,059          158,405
----------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                          --               --                105,734          118,059
======================================================================================================================

CLASS C
Shares sold                                               201               --                 24,973           60,809
Shares redeemed                                            --               --                (74,314)        (539,695)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding             201               --                (49,341)        (478,886)
Shares outstanding, beginning of period                    --               --                609,249        1,088,135
----------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                         201               --                559,908          609,249
======================================================================================================================

CLASS Y
Shares sold                                             1,168          525,756                     --               --
Shares redeemed                                            --               --                     --               --
----------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                      1,168          525,756                     --               --
Shares outstanding, beginning of period               525,756               --                     --               --
----------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                     526,924          525,756                     --               --
======================================================================================================================

(A) Class C represents the period from commencement of operations (August 1, 2007) through September 30, 2007.

(B) Represents the period from commencement of operations (September 6, 2006) through March 31, 2007.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                               LARGE CAP                             LARGE CAP
                                                           CORE EQUITY FUND                         GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS                             SIX MONTHS
                                                       ENDED              YEAR                 ENDED           YEAR
                                                      SEPT. 30,           ENDED              SEPT. 30,         ENDED
                                                        2007            MARCH 31,               2007          MARCH 31,
                                                    (UNAUDITED)           2007              (UNAUDITED)         2007
------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                            155,430           432,754             3,641,012        16,290,197
Shares reinvested                                           --            55,289                    --                --
Shares issued in connection with acquisition                --         7,087,773                    --                --
Shares redeemed                                       (301,406)       (1,649,000)           (5,066,868)      (22,561,064)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         (145,976)        5,926,816            (1,425,856)       (6,270,867)
Shares outstanding, beginning of period              8,376,042         2,449,226            29,765,231        36,036,098
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                    8,230,066         8,376,042            28,339,375        29,765,231
========================================================================================================================

CLASS B
Shares sold                                                 --            10,252                52,174           309,413
Shares reinvested                                           --               563                    --                --
Shares redeemed                                             --          (176,272)              (77,231)         (283,496)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding               --          (165,457)              (25,057)           25,917
Shares outstanding, beginning of period                     --           165,457             1,242,631         1,216,714
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                           --                --             1,217,574         1,242,631
========================================================================================================================

CLASS C
Shares sold                                             16,604           182,151               910,106         3,574,684
Shares reinvested                                           --               416                    --                --
Shares issued in connection with acquisition                --           167,611                    --                --
Shares redeemed                                        (68,493)         (110,206)           (1,211,639)       (2,986,377)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding          (51,889)          239,972              (301,533)          588,307
Shares outstanding, beginning of period                374,595           134,623             8,840,516
                                                                                                               8,252,209
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                      322,706           374,595             8,538,983         8,840,516
========================================================================================================================

CLASS Y
Shares sold                                                 --                --               281,959         2,101,975
Shares redeemed                                             --                --            (1,041,534)       (3,154,025)
------------------------------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                          --                --              (759,575)       (1,052,050)
Shares outstanding, beginning of period                     --                --             1,804,866         2,856,916
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                           --                --             1,045,291         1,804,866
========================================================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                            LARGE CAP                           MICRO CAP
                                                            VALUE FUND                         GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS                         SIX MONTHS
                                                      ENDED            YEAR               ENDED            YEAR
                                                    SEPT. 30,          ENDED             SEPT. 30,         ENDED
                                                       2007           MARCH 31,            2007           MARCH 31,
                                                   (UNAUDITED)          2007            (UNAUDITED)         2007
-------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                         1,026,764        1,583,308             114,111          823,588
Shares reinvested                                          --           42,850                  --               --
Shares redeemed                                      (250,755)        (117,367)           (654,512)      (1,901,288)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         776,009        1,508,791            (540,401)      (1,077,700)
Shares outstanding, beginning of period             2,655,498        1,146,707           3,507,806        4,585,506
-------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                   3,431,507        2,655,498           2,967,405        3,507,806
===================================================================================================================

CLASS C
Shares sold                                           629,704        1,325,815             103,325          531,759
Shares reinvested                                          --           15,984                  --               --
Shares redeemed                                      (143,826)         (24,336)           (391,664)        (981,321)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         485,878        1,317,463            (288,339)        (449,562)
Shares outstanding, beginning of period             1,372,534           55,071           2,048,781        2,498,343
-------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                   1,858,412        1,372,534           1,760,442        2,048,781
===================================================================================================================

CLASS Y
Shares sold                                                --               --              18,842           28,393
Shares redeemed                                            --               --             (14,074)         (44,455)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding              --               --               4,768          (16,062)
Shares outstanding, beginning of period                    --               --              33,301           49,363
-------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                          --               --              38,069           33,301
===================================================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                              MID CAP                                SMALL CAP
                                                            GROWTH FUND                             GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS                             SIX MONTHS
                                                       ENDED           YEAR                    ENDED            YEAR
                                                     SEPT. 30,         ENDED                 SEPT. 30,          ENDED
                                                        2007          MARCH 31,                2007            MARCH 31,
                                                    (UNAUDITED)         2007                (UNAUDITED)          2007
------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                          4,000,028         9,611,016               140,199           711,231
Shares reinvested                                           --         1,843,809                    --                --
Shares redeemed                                     (4,384,667)       (8,547,512)           (1,021,906)       (1,397,081)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         (384,639)        2,907,313              (881,707)         (685,850)
Shares outstanding, beginning of period             29,531,494        26,624,181             1,965,252         2,651,102
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                   29,146,855        29,531,494             1,083,545         1,965,252
========================================================================================================================

CLASS B
Shares sold                                             85,005           306,484                 6,902            13,364
Shares reinvested                                           --           238,775                    --                --
Shares redeemed                                       (308,590)         (719,695)              (72,840)         (258,948)
------------------------------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                    (223,585)         (174,436)              (65,938)         (245,584)
Shares outstanding, beginning of period              3,526,701         3,701,137               302,229           547,813
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                    3,303,116         3,526,701               236,291           302,229
========================================================================================================================

CLASS C
Shares sold                                            892,778         3,112,087                 2,824            91,054
Shares reinvested                                           --           902,493                    --                --
Shares redeemed                                     (1,461,870)       (2,986,165)             (150,164)         (714,717)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         (569,092)        1,028,415              (147,340)         (623,663)
Shares outstanding, beginning of period             16,267,464        15,239,049               540,540         1,164,203
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                   15,698,372        16,267,464               393,200
                                                                                                                 540,540
========================================================================================================================

CLASS Y
Shares sold                                                 --                --                60,759         6,170,382
Shares redeemed                                             --                --              (258,669)      (24,169,432)
------------------------------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                          --                --              (197,910)      (17,999,050)
Shares outstanding, beginning of period                     --                --               951,731        18,950,781
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                           --                --               753,821           951,731
========================================================================================================================

6. CUSTODY OFFSET ARRANGEMENT

For financial reporting purposes for the six months ended September 30, 2007, custodian fees reduced by the Custodian were $871 and $2,746 for the Micro Cap Growth Fund and Small Cap Growth Fund, respectively. There was no effect on net investment income.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. FUND MERGERS

During a meeting held August 15, 2007 of the Board of Trustees of the Trust, the Trustees recommended an Agreement and Plan of Reorganization between the Touchstone Strategic Trust Small Cap Growth Fund and Touchstone Strategic Trust Diversified Small Cap Growth Fund whereby the Small Cap Growth Fund would transfer to the Diversified Small Cap Growth Fund all of its assets, subject to all of its liabilities, in exchange for shares of the Diversified Small Cap Growth Fund contingent upon shareholder approval.

--------------------------------------------------------------------------------
Portfolio of Investments
Diversified Small Cap Growth Fund - September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 99.0%                             SHARES            VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 25.9%
Alexion Pharmaceuticals, Inc.*                          5,905   $       384,710
ArthroCare Corp.*                                       5,110           285,598
Biomarin Pharmaceutical, Inc.*                         12,575           313,118
ev3, Inc.*+                                            14,225           233,575
Genomic Health, Inc.*+                                 13,461           258,317
Gen-Probe, Inc.*                                        3,375           224,708
Hologic, Inc.*+                                         6,000           365,999
Intuitive Surgical, Inc.*                                 485           111,550
LifeCell Corp.*                                         3,510           131,871
OSI Pharmaceuticals, Inc.*                              5,765           195,952
Pharmion Corp.*                                         7,445           343,512
Progenics Pharmaceuticals, Inc.*+                       9,005           199,101
Radiation Therapy Services, Inc.*                       8,553           178,073
The Spectranetics Corp.*                               11,035           148,752
Ventana Medical Systems, Inc.*                          2,435           209,191
--------------------------------------------------------------------------------
                                                                      3,584,027
--------------------------------------------------------------------------------

TECHNOLOGY -- 21.3%
ACI Worldwide, Inc.*                                    1,780            39,783
Anixter International, Inc.*                            2,305           190,047
Avnet, Inc.*                                            3,890           155,055
COMSYS IT Partners, Inc.*                               8,822           148,298
Digital River, Inc.*                                    2,810           125,748
DivX, Inc.*+                                           10,245           152,343
Emulex Corp.*                                           7,676           147,149
F5 Networks, Inc.*                                      3,353           124,698
ION Geophysical Corp.*                                 16,738           231,487
j2 Global Communications, Inc.*                         4,645           152,031
Micros Systems, Inc.*                                   3,101           201,782
Microsemi Corp.*                                        6,595           183,869
NETGEAR, Inc.*                                          6,405           194,840
Nuance Communications, Inc.*+                          12,465           240,699
Parametric Technology Corp.*                            8,094           140,997
RF Micro Devices, Inc.*                                13,785            92,773
Secure Computing Corp.*                                18,340           178,448
Skyworks Solutions, Inc.*                               8,130            73,495
Tessera Technologies, Inc.*                             4,650           174,375
--------------------------------------------------------------------------------
                                                                      2,947,917
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 19.5%
Adminstaff, Inc.                                        5,510           200,013
BJ'S Restaurants, Inc.*                                 7,330           154,297
Bright Horizons Family Solutions, Inc.*                 4,084           174,959
Chipotle Mexican Grill, Inc.*                           1,803           212,988
Consolidated Graphics, Inc.*                            3,287           206,391
DSW, Inc.*+                                             5,902           148,553
Life Time Fitness*                                      3,586           219,965
McCormick & Schmick's
   Seafood Restaurants, Inc.*                           6,294           118,516
Nutri/System, Inc.*+                                    5,252           246,267
PetMed Express, Inc.*                                  12,410           173,864
Phillips-Van Heusen Corp.                               3,053           160,221
Sonic Corp.*                                            7,673           179,548
Steiner Leisure Ltd.*                                   3,886           168,652
ValueClick, Inc.*                                       6,763           151,897
Watson Wyatt Worldwide, Inc.                            4,113           184,838
--------------------------------------------------------------------------------
                                                                      2,700,969
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 10.8%
Affiliated Managers Group, Inc.*+                       1,245           158,750
Boston Private Financial Holdings, Inc. +               4,710           131,126
East West Bancorp, Inc.                                 3,985           143,301
Euronet Worldwide, Inc.*                                6,490           193,207
Jefferies Group, Inc.                                   4,550           126,627
LaSalle Hotel Properties                                3,540           148,963
Morningstar, Inc.*                                      4,326           265,616
Portfolio Recovery Associates, Inc. +                   3,268           173,433
Wright Express Corp.*                                   4,020           146,690
--------------------------------------------------------------------------------
                                                                      1,487,713
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 10.1%
Arris Group, Inc.*                                      8,595           106,148
Bucyrus International, Inc.                             2,460           179,408
Ducommun, Inc.*                                         5,695           183,949
EnPro Industries, Inc.*                                 3,645           147,987
General Cable Corp.*                                    2,370           159,074
Regal-Beloit Corp.                                      2,463           117,953
Sonic Solutions*                                        7,032            73,625
Triumph Group, Inc.                                     1,235           100,912
Ultra Clean Holdings, Inc.*                            13,481           198,170
Woodward Governor Co.                                   2,014           125,674
--------------------------------------------------------------------------------
                                                                      1,392,900
--------------------------------------------------------------------------------

ENERGY -- 4.5%
Cabot Oil & Gas Corp.                                   3,251           114,305
Helix Energy Solutions Group, Inc.*                     3,370           143,090
Helmerich & Payne, Inc.                                 3,148           103,349
Superior Well Services, Inc.*                           4,815           109,445
W-H Energy Services, Inc.*                              2,055           151,556
--------------------------------------------------------------------------------
                                                                        621,745
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 3.6%
NCI Building Systems, Inc.*                             2,075            89,661
RTI International Metals, Inc.*                         1,455           115,323
Terra Industries, Inc.*                                 4,305           134,574
The Andersons, Inc. +                                   3,365           161,588
--------------------------------------------------------------------------------
                                                                        501,146
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 2.7%
AAR Corp.*                                              2,578            78,217
Hub Group, Inc.*                                        3,645           109,459
Wabtec Corp.                                            4,811           180,220
--------------------------------------------------------------------------------
                                                                        367,896
--------------------------------------------------------------------------------

UTILITIES -- 0.6%
Pike Electric Corp.*                                    4,610            86,484
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $    13,690,797
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                    MARKET
                                                   SHARES            VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 19.4%
BBH Securities Lending Fund **                      2,438,724         2,438,724
Touchstone Institutional
   Money Market Fund^                                 238,221           238,221
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $     2,676,945
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 118.4%
(Cost $14,427,051)                                              $    16,367,742

LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (18.4)%                                                 (2,539,743)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $    13,827,999
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2007, was $2,345,091.

**    Represents collateral for securities loaned.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Growth Opportunities Fund - September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
                                                                    MARKET
COMMON STOCKS -- 98.1%                             SHARES            VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 30.7%
Adolor Corp.*+                                        130,400   $       445,968
Biogen Idec, Inc.*                                     26,600         1,764,378
Celgene Corp.*                                         21,900         1,561,689
CVS Corp.                                              38,300         1,517,829
DaVita, Inc.*                                          18,000         1,137,240
Dentsply International, Inc.                           21,100           878,604
Elan Corp. PLC*                                       121,700         2,560,568
Gen-Probe, Inc.*                                       17,200         1,145,176
Gilead Sciences, Inc.*                                 20,300           829,661
OSI Pharmaceuticals, Inc.*                             38,800         1,318,812
Palomar Medical Technologies, Inc.*+                   14,800           421,652
Santarus, Inc.*+                                       71,800           190,270
Shire PLC - ADR                                        12,500           924,750
Vanda Pharmaceuticals, Inc.*+                          39,000           542,490
Wyeth                                                  21,900           975,645
--------------------------------------------------------------------------------
                                                                     16,214,732
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.4%
Bare Escentuals, Inc.*                                 40,800         1,014,696
eBay, Inc.*                                            28,900         1,127,678
Geo Group, Inc.*                                       29,700           879,417
Google, Inc.*                                           1,600           907,632
MSC Industrial Direct Co., Inc.                        12,500           632,375
Omnicom Group, Inc.                                    10,400           500,136
O'Reilly Automotive, Inc.*                             20,300           678,223
Tiffany & Co.                                          18,700           978,945
VeriSign, Inc.*+                                       42,200         1,423,828
--------------------------------------------------------------------------------
                                                                      8,142,930
--------------------------------------------------------------------------------

ENERGY -- 12.1%
Grant Prideco, Inc.*                                   22,600         1,232,152
National-Oilwell Varco, Inc.*                           9,400         1,358,300
Smith International, Inc.                              14,100         1,006,740
Suncor Energy, Inc.                                    11,700         1,109,277
Weatherford International Ltd.*                        25,000         1,679,500
--------------------------------------------------------------------------------
                                                                      6,385,969
--------------------------------------------------------------------------------

TECHNOLOGY -- 11.2%
Amdocs Ltd.*                                           19,500           725,205
Autodesk, Inc.*                                        12,700           634,619
Cognos, Inc.*                                          22,600           938,578
Corning, Inc.                                          28,100           692,665
DRS Technologies, Inc.                                 13,300           733,096
Marvell Technology Group Ltd.*                         31,200           510,744
Maxim Integrated Products, Inc.                        17,600           516,560
Nuance Communications, Inc.*+                          60,900         1,175,979
--------------------------------------------------------------------------------
                                                                      5,927,446
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 9.6%
Goldcorp, Inc. +                                       36,600         1,118,496
Hexcel Corp.*                                          39,000           885,690
Monsanto Co.                                           13,300         1,140,342
Praxair, Inc.                                          11,700           979,992
Textron, Inc.                                          15,600           970,476
--------------------------------------------------------------------------------
                                                                      5,094,996
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 8.3%
AMETEK, Inc.                                           21,050           909,781
General Electric Co.                                   26,600         1,101,240
IDEX Corp.                                             19,900           724,161
ITT Corp.                                              14,800         1,005,364
Polycom, Inc.*                                         24,200           650,012
--------------------------------------------------------------------------------
                                                                      4,390,558
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 7.9%
American Express Co.                                   17,850         1,059,755
Charles Schwab Corp.                                   39,800           859,680
CME Group, Inc. +                                       1,600           939,760
Signature Bank*                                        15,600           549,588
T. Rowe Price Group, Inc.                              14,100           785,229
--------------------------------------------------------------------------------
                                                                      4,194,012
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.8%
Church & Dwight Co., Inc.                              20,300           954,912
--------------------------------------------------------------------------------

UTILITIES -- 1.1%
NeuStar Inc. - Class A*                                16,600           569,214
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $    51,874,769
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 12.9%
BBH Securities Lending Fund**                       5,156,829         5,156,829
Touchstone Institutional
   Money Market Fund^                               1,657,059         1,657,059
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $     6,813,888
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 111.0%
(Cost $48,974,927)                                              $    58,688,657

LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (11.0)%                                                 (5,819,038)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $    52,869,619
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2007, was $4,962,188.

**    Represents collateral for securities loaned.

ADR American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Large Cap Core Equity Fund - September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 98.8% SHARES                      SHARES            VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 17.5%
Aflac, Inc.                                            68,557   $     3,910,491
Allstate Corp.                                         51,737         2,958,839
American Express Co.                                   55,478         3,293,729
Bank of America Corp.                                  58,836         2,957,686
Morgan Stanley                                         39,560         2,492,280
Wells Fargo                                            83,033         2,957,635
--------------------------------------------------------------------------------
                                                                     18,570,660
--------------------------------------------------------------------------------

TECHNOLOGY -- 17.3%
Cisco Systems, Inc.*                                  128,523         4,255,396
Hewlett-Packard Co.                                    81,307         4,048,275
Microsoft Corp.                                       117,225         3,453,449
Oracle Corp.*                                         166,000         3,593,900
QUALCOMM, Inc.                                         72,334         3,056,835
--------------------------------------------------------------------------------
                                                                     18,407,855
--------------------------------------------------------------------------------

ENERGY -- 15.9%
Chevron Corp.                                          43,353         4,056,974
ConocoPhillips                                         46,219         4,056,642
Exxon Mobil Corp.                                      43,868         4,060,422
Marathon Oil Corp.                                     82,634         4,711,790
--------------------------------------------------------------------------------
                                                                     16,885,828
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 15.4%
General Electric Co.                                   87,576         3,625,646
Honeywell International, Inc.                          75,013         4,461,024
Illinois Tool Works, Inc.                              72,521         4,325,152
United Technologies Corp.                              48,904         3,935,794
--------------------------------------------------------------------------------
                                                                     16,347,616
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.3%
Best Buy Co., Inc.                                     61,989         2,852,734
Home Depot, Inc.                                       79,924         2,592,735
Kimberly-Clark Corp.                                   47,666         3,349,012
Target Corp.                                           50,394         3,203,547
--------------------------------------------------------------------------------
                                                                     11,998,028
--------------------------------------------------------------------------------

HEALTH CARE -- 10.8%
Amgen*                                                 47,923         2,711,004
Cardinal Health, Inc.                                  43,554         2,723,432
Johnson & Johnson                                      45,595         2,995,592
WellPoint, Inc.*                                       38,378         3,028,791
--------------------------------------------------------------------------------
                                                                     11,458,819
--------------------------------------------------------------------------------

UTILITIES -- 4.0%
AT&T, Inc.                                            101,077         4,276,568
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 3.4%
E.I. DuPont de Nemours                                 72,294         3,582,891
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.2%
Altria Group, Inc.                                     48,321         3,359,759
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $   104,888,024
--------------------------------------------------------------------------------

INVESTMENT FUND -- 1.3%
Touchstone Institutional
   Money Market Fund^                               1,386,860   $     1,386,860
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.1%
(Cost $86,964,801)                                              $   106,274,884

LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (0.1)%                                                     (80,964)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $   106,193,920
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Large Cap Growth Fund - September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 97.8%                             SHARES            VALUE
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 14.9%
Boeing                                                321,555   $    33,760,059
Lockheed Martin Corp.                                 317,330        34,427,132
Raytheon Co.                                          311,530        19,881,845
Research In Motion Ltd.*                              500,965        49,370,100
Rockwell Collins, Inc.                                233,570        17,059,953
--------------------------------------------------------------------------------
                                                                    154,499,089
--------------------------------------------------------------------------------

TECHNOLOGY -- 14.6%
Apple Computer, Inc.*                                 249,470        38,303,624
Cisco Systems, Inc.*                                  875,300        28,981,183
Garmin Ltd. +                                         338,810        40,453,913
NVIDIA Corp.*                                         630,945        22,865,447
Oracle Corp.*                                       1,049,210        22,715,397
--------------------------------------------------------------------------------
                                                                    153,319,564
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.1%
DIRECTV Group, Inc.*                                  922,680        22,402,670
EchoStar Communications - Class A*                    533,410        24,968,922
Google, Inc.*                                          47,420        26,899,944
McDonald's Corp.                                      460,890        25,104,678
MGM MIRAGE*+                                          279,265        24,977,462
NIKE, Inc. - Class B                                  399,550        23,437,603
--------------------------------------------------------------------------------
                                                                    147,791,279
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 13.2%
Anglo American PLC - ADR +                            811,183        27,134,071
Potash Corp. of Saskatchewan +                        347,645        36,746,077
Praxair, Inc.                                         299,840        25,114,598
Precision Castparts Corp.                             200,000        29,596,000
Southern Copper Corp. +                               159,450        19,744,694
--------------------------------------------------------------------------------
                                                                    138,335,440
--------------------------------------------------------------------------------

UTILITIES -- 11.1%
America Movil S.A. - ADR                              591,805        37,875,521
AT&T, Inc.                                            456,295        19,305,841
Qwest Communications
   International, Inc.*+                            1,746,870        16,001,329
Rogers Communications, Inc.                           367,370        16,726,356
Vimpel-Communications                                 979,850        26,495,144
--------------------------------------------------------------------------------
                                                                    116,404,191
--------------------------------------------------------------------------------

HEALTH CARE -- 8.3%
Baxter International, Inc.                            410,800        23,119,824
Gilead Sciences, Inc.*                                563,820        23,043,323
Laboratory Corp. of America Holdings*                 247,960        19,397,911
Stryker Corp.                                         316,860        21,787,294
--------------------------------------------------------------------------------
                                                                     87,348,352
--------------------------------------------------------------------------------

ENERGY -- 7.7%
National-Oilwell Varco, Inc.*                         156,680        22,640,260
NRG Energy, Inc.*                                     525,000        22,202,250
Schlumberger Ltd. +                                   336,175        35,298,375
--------------------------------------------------------------------------------
                                                                     80,140,885
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 7.4%
Brookfield Asset Management, Inc. -
   Class A                                            478,850        18,435,725
Fidelity National Information
   Services, Inc. +                                   299,240        13,277,279
Goldman Sachs Group, Inc.                             110,045        23,851,153
Loews                                                 459,175        22,201,111
--------------------------------------------------------------------------------
                                                                     77,765,268
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 4.2%
Colgate-Palmolive Co.                                 271,160        19,339,131
PepsiCo, Inc.                                         335,605        24,586,423
--------------------------------------------------------------------------------
                                                                     43,925,554
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 2.3%
CSX Corp.                                             569,280        24,325,334
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $ 1,023,854,956
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 10.9%
BBH Securities Lending Fund**                      91,658,870        91,658,870
Touchstone Institutional
   Money Market Fund^                              22,413,528        22,413,528
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $   114,072,398
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 108.7%
(Cost $851,075,288)                                             $ 1,137,927,354

LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (8.7)%                                                 (91,340,947)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $ 1,046,586,407
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2007, was $89,295,931.

**    Represents collateral for securities loaned.

ADR American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Large Cap Value Fund - September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 91.1%                             SHARES            VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 38.8%
Citigroup, Inc.                                        55,700   $     2,599,519
Countrywide Financial Corp. +                         107,800         2,049,278
Fannie Mae                                             55,000         3,344,550
Freddie Mac                                            58,200         3,434,383
Genworth Financial, Inc.                               87,900         2,701,167
JP Morgan Chase & Co.                                  22,600         1,035,532
Radian Group, Inc. +                                   46,900         1,091,832
W Holding Co., Inc. +                                 193,000           432,320
Wachovia Corp.                                         27,000         1,354,050
Washington Mutual, Inc.                                84,800         2,994,288
--------------------------------------------------------------------------------
                                                                     21,036,919
--------------------------------------------------------------------------------

TECHNOLOGY -- 14.5%
AU Optronics Corp. - ADR +                            125,875         2,129,812
BearingPoint, Inc.*                                   392,000         1,587,600
Dell, Inc.*                                            56,400         1,556,640
Motorola, Inc.                                         79,600         1,474,988
Sanmina-SCI Corp.*                                    236,600           501,592
Tyco Electronics Ltd.                                  16,700           591,681
--------------------------------------------------------------------------------
                                                                      7,842,313
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 12.6%
Alcatel - ADR +                                       263,700         2,684,466
D.R. Horton, Inc.                                      82,600         1,058,106
Navistar International Corp.*                           9,000           555,300
Nortel Networks Corp.*                                 18,150           308,187
Pulte Homes, Inc.                                     111,000         1,510,710
Tyco International Ltd.                                15,900           705,006
--------------------------------------------------------------------------------
                                                                      6,821,775
--------------------------------------------------------------------------------

ENERGY -- 8.3%
Peabody Energy Corp.                                   49,100         2,350,417
Reliant Energy, Inc.*                                  83,500         2,137,600
--------------------------------------------------------------------------------
                                                                      4,488,017
--------------------------------------------------------------------------------

UTILITIES -- 6.2%
Mirant Corp.*                                          28,700         1,167,516
Sprint Nextel Corp.                                   116,700         2,217,300
--------------------------------------------------------------------------------
                                                                      3,384,816
--------------------------------------------------------------------------------

HEALTH CARE -- 4.7%
Omnicare, Inc.                                         19,300           639,409
Sanofi-Aventis - ADR                                   45,600         1,934,352
--------------------------------------------------------------------------------
                                                                      2,573,761
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 2.8%
Abitibi-Consolidated, Inc. - ADR*+                    860,600         1,506,050
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.5%
Safeway, Inc.                                           9,500           314,545
Tyson Foods, Inc.                                      57,900         1,033,515
--------------------------------------------------------------------------------
                                                                      1,348,060
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 0.7%
Ford Motor Co.*+                                       46,300           393,087
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $    49,394,798
--------------------------------------------------------------------------------

EXCHANGE TRADED FUND -- 2.0%
iShares Russell 1000
   Value Index Fund                                    12,700   $     1,091,819
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 23.6%
BBH Securities Lending Fund**                       8,308,475         8,308,475
Touchstone Institutional
   Money Market Fund^                               4,466,617         4,466,617
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $    12,775,092
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 116.7%
(Cost $68,595,866)                                              $    63,261,709

LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (16.7)%                                                 (9,038,460)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $    54,223,249
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2007, was $7,971,872.

**    Represents collateral for securities loaned.

ADR American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Micro Cap Growth Fund - September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 99.6%                             SHARES            VALUE
--------------------------------------------------------------------------------

TECHNOLOGY -- 22.8%
Actuate Corp.*                                        159,600   $     1,029,420
BSQUARE Corp.*                                        159,850           959,100
Catalyst Semiconductor, Inc.*                          58,700           406,791
Chordiant Software, Inc.*                              67,900           941,094
Comtech Group, Inc.*                                   76,700         1,396,707
Concur Technologies, Inc.*                             54,900         1,730,448
Ebix, Inc.*                                             5,600           278,040
iGate Capital Corp.*                                   86,300           739,591
Integrated Silicon Solution, Inc.*                     71,800           452,340
Iomega Corp.*                                         147,700           773,948
LivePerson, Inc.*                                      53,300           328,328
Logility, Inc.*                                         5,000            58,150
Network Equipment
   Technologies, Inc.*                                100,900         1,463,050
Pericom Semiconductor Corp.*                           57,300           671,556
Silicom Ltd.*+                                         78,800         1,814,763
Vicon Industries, Inc.*                                37,600           439,168
Video Display Corp.*+                                  47,350           378,800
Vocus, Inc.*                                           19,500           570,180
--------------------------------------------------------------------------------
                                                                     14,431,474
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 18.7%
Astronics Corp.*                                       38,500         1,677,445
Avalon Holdings Corp. - Class A*                       37,200           262,260
Ducommun, Inc.*                                        23,700           765,510
Globecomm Systems, Inc.*                               58,984           782,128
Graham Corp.                                           10,100           415,211
Hardinge, Inc.                                         42,000         1,462,860
Hawk Corp. - Class A*                                  44,900           622,763
Kadant, Inc.*                                          30,400           851,200
Key Technology, Inc.*                                  36,400         1,095,640
KMG Chemicals, Inc. +                                  46,800         1,225,224
K-Tron International, Inc.*                            19,800         1,881,000
MagneTek, Inc.*                                        93,900           450,720
Team, Inc.*                                             9,600           262,848
Wireless Telecom Group, Inc.*                          34,800            80,040
--------------------------------------------------------------------------------
                                                                     11,834,849
--------------------------------------------------------------------------------

HEALTH CARE -- 17.1%
Accelrys, Inc.*                                        59,200           405,520
Air Methods Corp.*                                     37,700         1,741,740
Almost Family, Inc.*                                   58,700         1,061,883
Avigen, Inc.*                                          49,100           265,140
BioScrip, Inc.*                                        72,500           465,450
Cynosure, Inc. - Class A*                              25,600           944,640
Escalon Medical Corp.*                                 78,900           451,308
HealthStream, Inc.*                                     4,600            13,570
HMS Holdings Corp.*                                    95,000         2,337,950
iCAD, Inc.*                                            95,600           287,756
Mesa Laboratories, Inc.                                24,900           516,675
Shamir Optical Industry Ltd.                           26,600           319,466
Span-America Medical Systems, Inc.                     38,600           725,680
Synovis Life Technologies, Inc.*                       50,200         1,082,814
Tutogen Medical, Inc.*                                 19,100           219,650
--------------------------------------------------------------------------------
                                                                     10,839,242
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.3%
American Medical Alert Corp.*                          80,100           724,104
Aristotle Corp.*                                       24,841           303,557
DG Fastchannel, Inc.*                                  32,300           761,634
Famous Dave's of America, Inc.*                        25,900           421,134
Learning Tree International, Inc.*                     53,500           950,160
Libbey, Inc. +                                         18,300           320,616
McCormick & Schmick's
   Seafood Restaurants, Inc.*                          21,100           397,313
PC Connection, Inc.*+                                  29,100           363,750
Perficient, Inc.*+                                     75,300         1,646,811
Premier Exhibitions, Inc.*+                            26,100           393,588
SmartPros Ltd.*                                         5,200            30,732
Smith & Wesson Holding Corp.*+                         86,350         1,648,422
Standard Parking Corp.*                                11,400           453,606
--------------------------------------------------------------------------------
                                                                      8,415,427
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 8.9%
American Physicians Capital, Inc.                      37,500         1,461,000
CyberSource Corp.*+                                   109,300         1,277,717
Life Partners Holding, Inc. +                          22,188           746,609
TheStreet.com, Inc. +                                 177,500         2,149,525
--------------------------------------------------------------------------------
                                                                      5,634,851
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 7.5%
Chase Corp.                                             8,100           150,660
Furmanite Corp.*                                       82,100           747,110
KSW, Inc.*                                             24,400           171,532
L. B. Foster Co.*                                      39,900         1,734,054
Landec Corp.*                                           5,200            80,392
Michael Baker Corp.*                                    5,300           259,753
Multi-Color Corp.                                      42,150           961,863
Penford Corp.                                          16,900           637,130
--------------------------------------------------------------------------------
                                                                      4,742,494
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 5.8%
Amerigon, Inc.*                                       114,000         1,973,340
Dorman Products, Inc.*                                  3,500            49,420
Midwest Air Group, Inc.*+                              29,400           483,630
Spartan Motors, Inc. +                                 69,749         1,173,876
--------------------------------------------------------------------------------
                                                                      3,680,266
--------------------------------------------------------------------------------

ENERGY -- 4.6%
Bolt Technology Corp.*+                                19,800           646,668
Clayton Williams Energy, Inc.*                         20,200           666,600
Dawson Geophysical Co.*                                 5,500           426,305
ICO, Inc.*                                             13,800           194,304
Matrix Service Co.*                                    30,600           641,070
Union Drilling, Inc.*                                  23,000           335,340
--------------------------------------------------------------------------------
                                                                      2,910,287
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Micro Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 99.6% (CONTINUED)                 SHARES            VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.6%
Omega Protein Corp.*                                   43,300   $       391,865
--------------------------------------------------------------------------------

UTILITIES -- 0.3%
Shenandoah Telecommunications Co.*                      7,800           169,728
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $    63,050,483
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 19.5%
BBH Securities Lending Fund**                      11,895,053        11,895,053
Touchstone Institutional
   Money Market Fund^                                 456,206           456,206
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $    12,351,259
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 119.1%
(Cost $56,439,110)                                              $    75,401,742

LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (19.1)%                                                (12,077,435)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $    63,324,307
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2007, was $11,327,032.

**    Represents collateral for securities loaned.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Mid Cap Growth Fund - September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 98.3%                             SHARES            VALUE
--------------------------------------------------------------------------------

TECHNOLOGY -- 17.7%
ADC Telecommunications, Inc.*                         536,200   $    10,514,882
Amdocs Ltd.*                                          301,000        11,194,190
Analog Devices, Inc.                                  360,000        13,017,600
Autodesk, Inc.*                                       225,900        11,288,223
Brocade Communications
   Systems, Inc.*                                   1,352,400        11,576,544
Cognizant Technology
   Solutions Corp.*                                   124,100         9,899,457
Cognos, Inc.*                                         353,000        14,660,090
DRS Technologies, Inc.                                 94,100         5,186,792
International Rectifier Corp.*                        191,800         6,327,482
LSI Logic Corp.*                                    1,390,200        10,315,284
Marvell Technology Group Ltd.*                        967,100        15,831,427
Maxim Integrated Products, Inc.                       792,750        23,267,212
Micron Technology, Inc.*                              879,000         9,756,900
Red Hat, Inc.*                                        436,500         8,673,255
Satyam Computer
   Services Ltd. - ADR +                              226,800         5,871,852
Sun Microsystems*                                   2,311,000        12,964,710
TIBCO Software, Inc.*                               1,087,000         8,032,930
Varian, Inc.*                                         134,880         8,579,717
Vishay Intertechnology, Inc.*+                        701,170         9,136,245
Zebra Technologies Corp.*                             178,015         6,495,767
--------------------------------------------------------------------------------
                                                                    212,590,559
--------------------------------------------------------------------------------

HEALTH CARE -- 17.7%
Beckman Coulter, Inc.                                  93,400         6,889,184
Celgene Corp.*                                        256,800        18,312,408
DaVita, Inc.*                                         303,800        19,194,084
Dentsply International, Inc.                          453,600        18,887,904
Edwards Lifesciences Corp.*                           237,950        11,733,315
Elan Corp. PLC - ADR*+                              1,410,100        29,668,503
HEALTHSOUTH Corp.*+                                   343,260         6,010,483
Hillenbrand Industries, Inc.                          150,000         8,253,000
Hospira, Inc.*                                        149,740         6,206,723
IDEXX Laboratories, Inc.*                              93,300        10,224,747
Invitrogen Corp.*                                     166,900        13,640,737
Manor Care, Inc. +                                    194,700        12,538,680
ResMed, Inc.*                                         291,000        12,475,170
Shire Pharmaceuticals
   Group PLC - ADR                                    318,800        23,584,824
Thermo Fisher Scientific, Inc.*+                      247,350        14,277,042
--------------------------------------------------------------------------------
                                                                    211,896,804
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 17.5%
Alliant Techsystems, Inc.*+                            92,950        10,159,435
AMETEK, Inc.                                          332,350        14,364,167
ASML Holding N.V. +                                   277,010         9,102,549
Comverse Technology, Inc.*                            376,600         7,475,510
Diebold, Inc.                                         230,710        10,478,848
Dover Corp.                                           181,190         9,231,631
Empresa Brasileira De
   Aeronautica S.A                                    256,750        11,276,460
IDEX Corp.                                            299,600        10,902,444
ITT Industries, Inc.                                  209,700        14,244,921
Joy Global, Inc.                                      232,000        11,799,520
KLA-Tencor Corp.                                      155,500         8,673,790
Mettler-Toledo International, Inc.*                   145,500        14,841,000
Pentair, Inc.                                         201,800         6,695,724
SPX Corp.                                             122,240        11,314,534
Tektronix, Inc.                                       264,677         7,342,140
Teleflex, Inc.                                        120,787         9,411,723
Teradyne, Inc.*                                       655,850         9,050,730
Thomas & Betts Corp.*                                 218,200        12,795,248
Verigy Ltd.*                                          316,151         7,812,091
Waters Corp.*                                         214,000        14,320,880
--------------------------------------------------------------------------------
                                                                    211,293,345
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.1%
Cheesecake Factory, Inc.*                             424,200         9,955,974
Coldwater Creek, Inc.*                              1,029,940        11,185,148
Corrections Corp. of America*                         421,800        11,038,506
DeVry, Inc.                                           338,100        12,513,081
Dick's Sporting Goods, Inc.*                          145,500         9,770,325
GameStop Corp.*                                       350,800        19,767,581
Gap, Inc.                                             490,900         9,052,196
Gaylord Entertainment Co.*+                           214,000        11,389,080
International Flavors &
   Fragrances, Inc.                                   208,800        11,037,168
Jones Apparel Group, Inc.                             315,680         6,670,318
Macy's, Inc.                                          258,374         8,350,648
MSC Industrial Direct Co., Inc.                       291,000        14,721,690
O'Reilly Automotive, Inc.*                            278,200         9,294,662
Regis Corp.                                           275,529         8,792,130
Snap-On, Inc.                                          11,800           584,572
Tiffany & Co.                                         308,100        16,129,035
VeriSign, Inc.*+                                      312,400        10,540,376
VistaPrint Ltd.*+                                     363,700        13,591,469
--------------------------------------------------------------------------------
                                                                    194,383,959
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 11.6%
Assurant, Inc.                                         91,380         4,888,830
Commerce Bancorp, Inc. +                              179,530         6,962,173
E*TRADE Financial Corp.*+                             757,100         9,887,726
Federated Investors, Inc. - Class B                   283,600        11,258,920
Fidelity National Information
   Services, Inc.                                     196,900         8,736,453
Hudson City Bancorp, Inc.                             831,300        12,785,394
IntercontinentalExchange, Inc.*                        64,200         9,751,980
Knight Capital Group, Inc.*                           626,000         7,486,960
Marshall & Ilsley Corp.                               229,900        10,062,723
Moody's Corp.                                         173,200         8,729,280
New York Community Bancorp, Inc. +                    562,107        10,708,138
People's United Financial, Inc.                       829,615        14,335,748
T. Rowe Price Group, Inc.                             235,400        13,109,426
Willis Group Holdings Ltd.                            270,489        11,073,820
--------------------------------------------------------------------------------
                                                                    139,777,571
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mid Cap Growth Fund (Continued)
--------------------------------------------------------------------------------
                                                                    MARKET
COMMON STOCKS -- 98.3% (CONTINUED)                 SHARES            VALUE
--------------------------------------------------------------------------------

ENERGY -- 11.3%
Cameron International Corp.*                           96,700   $     8,924,443
Chesapeake Energy Corp. +                             374,400        13,201,344
CONSOL Energy, Inc.                                   603,800        28,137,080
Grant Prideco, Inc.*                                  295,300        16,099,756
Hess Corp.                                            199,000        13,239,470
Murphy Oil Corp.                                      213,520        14,922,913
Range Resources Corp.                                 256,800        10,441,488
Smith International, Inc.                             280,300        20,013,420
Weatherford International Ltd.*                       174,200        11,702,756
--------------------------------------------------------------------------------
                                                                    136,682,670
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 3.7%
Allegheny Technologies, Inc.                          100,500        11,049,975
Cytec Industries, Inc.                                163,915        11,210,147
Hexcel Corp.*                                         267,195         6,067,998
Textron, Inc.                                         256,800        15,975,528
--------------------------------------------------------------------------------
                                                                     44,303,648
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.1%
Whole Foods Market, Inc. +                            259,200        12,690,432
--------------------------------------------------------------------------------

UTILITIES -- 1.0%
Neustar, Inc. - Class A*+                             350,900        12,032,361
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 0.6%
Kirby Corp.*                                          175,500         7,746,570
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $ 1,183,397,919
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 11.5%
BBH Securities Lending Fund**                     117,374,028       117,374,028
Touchstone Institutional
   Money Market Fund^                              21,461,111        21,461,111
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $   138,835,139
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 109.8%
(Cost $1,106,461,628)                                           $ 1,322,233,058

LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (9.8)%                                                 (117,578,675)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $ 1,204,654,383
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2007, was $114,679,790.

**    Represents collateral for securities loaned.

ADR American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Small Cap Growth Fund - September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 93.8%                             SHARES            VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 22.8%
Accelrys, Inc.*                                        11,600   $        79,460
Alexion Pharmaceuticals, Inc.*                         10,994           716,259
Almost Family, Inc.*                                   14,800           267,732
ArthroCare Corp.*                                       9,544           533,414
Avigen, Inc.*                                          52,900           285,660
BioMarin Pharmaceutical, Inc.*                         23,101           575,215
Cynosure, Inc. - Class A*                               4,000           147,600
Escalon Medical Corp.*                                 15,600            89,232
ev3, Inc.*                                             26,663           437,806
Genomic Health, Inc.*                                  25,122           482,091
Gen-Probe, Inc.*                                        6,154           409,733
HMS Holdings Corp.*                                    11,840           291,382
Hologic, Inc.*                                         11,241           685,701
Indevus Pharmaceuticals, Inc.*                         40,200           277,782
Intuitive Surgical, Inc.*                                 833           191,590
Isis Pharmaceuticals, Inc.*                            23,290           348,651
LifeCell Corp.*                                         6,364           239,095
Luminex Corp.*                                         18,700           281,996
Mesa Laboratories, Inc.                                 7,570           157,078
Micrus Endovascular Corp.*                             11,710           213,942
Nighthawk Radiology Holdings, Inc.*                    13,660           334,807
OSI Pharmaceuticals, Inc.*                             10,827           368,010
Pharmion Corp.*                                        13,911           641,854
Progenics Pharmaceuticals, Inc.*                       16,748           370,298
Radiation Therapy Services, Inc.*                      15,939           331,850
Shamir Optical Industry, Ltd.                          10,100           121,301
Sonic Innovations, Inc.*                               10,200            93,534
Span-America Medical Systems, Inc.                      8,200           154,160
Spectranetics Corp.*                                   22,355           301,345
Vascular Solutions, Inc.*                               9,900            79,002
Ventana Medical Systems, Inc.*                          4,548           390,719
--------------------------------------------------------------------------------
                                                                      9,898,299
--------------------------------------------------------------------------------

TECHNOLOGY -- 20.0%
ACI Worldwide, Inc.*                                    3,172            70,894
Actuate Corp.*                                         25,260           162,927
Anixter International, Inc.*                            4,294           354,040
Avnet, Inc.*                                            7,261           289,423
Bluephoenix Solutions Ltd.*                            13,500           248,535
BSQUARE Corp.*                                         14,500            87,000
Chordiant Software, Inc.*                              11,470           158,974
Cogent Communications Group, Inc.*                      6,420           149,843
COMSYS IT Partners, Inc.*                              16,514           277,600
Concur Technologies, Inc.*                              6,020           189,750
Digital River, Inc.*                                    5,228           233,953
DivX, Inc.*                                            19,106           284,106
Ebix, Inc.*                                             2,500           124,125
Emulex Corp.*                                          14,515           278,253
F5 Networks, Inc.*                                      6,320           235,041
Harmonic, Inc.*                                        19,600           207,956
iGATE Capital Corp.*                                   16,010           137,206
Integrated Silicon Solution, Inc.*                     11,500            72,450
Iomega Corp.*                                          32,210           168,780
ION Geophysical Corp.*                                 31,524           435,977
j2 Global Communications, Inc.*                         8,676           283,965
LivePerson, Inc.*                                      17,400           107,184
Logility, Inc.*                                         7,099            82,561
Micros Systems, Inc.*                                   5,768           375,324
Microsemi Corp.*                                       12,292           342,701
NETGEAR, Inc.*                                         11,976           364,310
Network Equipment Technologies, Inc.*                   9,400           136,300
Nuance Communications, Inc.*                           23,197           447,935
Parametric Technology Corp.*                           15,066           262,450
PMC-Sierra, Inc.*                                      22,320           187,265
RF Micro Devices, Inc.*                                28,190           189,719
Riverbed Technology, Inc.*                              4,080           164,791
Secure Computing Corp.*                                34,322           333,953
Skyworks Solutions, Inc.*                              16,575           149,838
Tessera Technologies, Inc.*                             8,694           326,025
Trident Microsystems, Inc.*                            11,290           179,398
Varian, Inc.*                                           4,560           290,062
Vicon Industries, Inc.*                                 8,700           101,616
Vocus, Inc.*                                            6,300           184,212
--------------------------------------------------------------------------------
                                                                      8,676,442
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.8%
Adminstaff, Inc.                                       10,314           374,398
American Medical Alert Corp.*                          30,490           275,630
BJ's Restaurants, Inc.*                                13,643           287,185
Bright Horizons Family Solutions*                       7,590           325,156
Chipotle Mexican Grill, Inc. - Class A*                 3,452           407,785
Consolidated Graphics, Inc.*                            6,112           383,772
DG FastChannel, Inc.*                                   4,200            99,036
DSW, Inc. - Class A*                                   11,015           277,248
Famous Dave's of America, Inc.*                         7,000           113,820
Gemstar-TV Guide International, Inc.*                  48,800           339,648
Hartmarx Corp.*                                        10,100            49,490
Learning Tree International, Inc.*                     11,320           201,043
Life Time Fitness, Inc.*                                6,666           408,892
McCormick & Schmick's Seafood
   Restaurants, Inc.*                                  17,937           337,754
NutriSystems, Inc.*                                     9,780           458,584
On Assignment, Inc.*                                   15,530           145,050
Perficient, Inc.*                                       7,040           153,965
PetMed Express, Inc.*                                  23,217           325,270
Phillips-Van Heusen Corp.                               5,703           299,293
Smith & Wesson Holding Corp.*+                         14,150           270,124
Sonic Corp.*                                           14,333           335,392
Standard Parking Corp.*                                 4,140           164,731
Steiner Leisure, Ltd. - ADR*                            7,248           314,563
Universal Security Instruments*                         7,200           126,000
ValueClick, Inc.*                                      12,662           284,389
Waste Industries USA, Inc.                              5,600           160,272
Watson Wyatt Worldwide, Inc.                            7,715           346,712
--------------------------------------------------------------------------------
                                                                      7,265,202
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Small Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 93.8% (CONTINUED)                 SHARES            VALUE
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 12.6%
Arris Group, Inc.*                                     16,963   $       209,493
Astronics Corp.*                                        5,200           226,564
Avalon Holdings Corp. - Class A*                       18,700           131,835
Bucyrus International, Inc. - Class A                   4,601           335,551
Ducommun, Inc.*                                        16,042           518,158
EnPro Industries, Inc.*                                 6,777           275,146
Fuel-Tech N.V.*+                                        3,600            79,524
General Cable Corp.*                                    4,407           295,798
Globecomm Systems, Inc.*                               13,330           176,756
Graham Corp.                                            2,800           115,108
Hardinge, Inc.                                          5,740           199,924
Hawk Corp. - Class A*                                   6,900            95,703
Kadant, Inc.*                                           5,460           152,880
Key Technology, Inc.*                                   6,880           207,088
KMG Chemicals, Inc.                                    11,600           303,688
K-Tron International, Inc.*                             1,820           172,900
Ladish Co., Inc.*                                       3,230           179,200
Regal-Beloit Corp.                                      4,535           217,181
SBA Communications Corp. - Class A*                     5,380           189,806
Sonic Solutions*                                       14,095           147,575
Tat Technologies Ltd.                                   9,000           122,850
Team, Inc.*                                             6,400           175,232
Trio-Tech International*                                6,400            69,696
Triumph Group, Inc.                                     2,300           187,933
Ultra Clean Holdings, Inc.*                            24,842           365,177
Wireless Telecom Group, Inc.*                          31,900            73,370
Woodward Governor Co.                                   3,758           234,499
--------------------------------------------------------------------------------
                                                                      5,458,635
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 9.3%
Affiliated Managers Group, Inc.*                        2,325           296,461
American Physicians Capital, Inc.                       6,590           256,746
Boston Private Financial Holdings, Inc.                 8,740           243,322
CyberSource Corp.*                                     12,850           150,217
Deluxe Corp.                                            4,510           166,148
East West Bancorp, Inc.                                 7,400           266,104
Euronet Worldwide, Inc.*                               12,129           361,080
James River Group, Inc.                                 2,523            81,745
Jefferies Group, Inc.                                   8,528           237,334
LaSalle Hotel Properties - REIT                         6,585           277,097
Life Partners Holdings, Inc. +                          3,625           121,981
Morningstar, Inc.*                                      8,053           494,455
Portfolio Recovery Associates, Inc.                     6,069           322,082
Redwood Trust, Inc.                                     8,370           278,051
TheStreet.com, Inc.                                    15,900           192,549
Wright Express Corp.*                                   7,519           274,368
--------------------------------------------------------------------------------
                                                                      4,019,740
--------------------------------------------------------------------------------

ENERGY -- 4.9%
Bolt Technology Corp.*                                  5,400           176,364
Cabot Oil & Gas Corp.                                   6,060           213,070
Carrizo Oil & Gas, Inc.*                                6,780           304,151
Helix Energy Solutions, Inc.*                           6,264           265,969
Helmerich & Payne, Inc.                                 5,907           193,927
InterOil Corp.*                                         7,440           235,104
Matrix Service Co.*                                     8,100           169,695
Superior Well Services, Inc.*                           8,990           204,343
Union Drilling, Inc.*                                   5,600            81,648
W-H Energy Services, Inc.*                              3,787           279,291
--------------------------------------------------------------------------------
                                                                      2,123,562
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 3.7%
Andersons, Inc.                                         6,376           306,176
Chase Corp.                                             7,200           133,920
Furmanite Corp.*                                       14,300           130,130
L.B. Foster Co. - Class A*                              3,900           169,494
Multi-Color Corp.                                       6,346           144,804
NCI Building Systems, Inc.*                             3,759           162,426
RTI International Metals, Inc.*                         2,728           216,221
Synalloy Corp.                                          3,700            78,070
Terra Industries, Inc.*                                 8,149           254,738
--------------------------------------------------------------------------------
                                                                      1,595,979
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 2.5%
AAR Corp.*                                              9,744           295,633
Amerigon, Inc.*                                        14,370           248,745
Hub Group, Inc. - Class A*                              6,574           197,417
Wabtec                                                  9,057           339,275
--------------------------------------------------------------------------------
                                                                      1,081,070
--------------------------------------------------------------------------------

UTILITIES -- 0.8%
Global Crossing Ltd.*                                   9,010           189,930
Pike Electric Corp.*                                    8,564           160,661
--------------------------------------------------------------------------------
                                                                        350,591
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.4%
NutraCea*+                                             55,200            85,008
Omega Protein Corp.*                                    9,600            86,880
--------------------------------------------------------------------------------
                                                                        171,888
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $    40,641,408
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Small Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                    MARKET
                                                   SHARES            VALUE
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 2.6%
iShares Russell 2000
   Growth Index Fund                                    6,495   $       556,492
iShares S&P Small Cap 600
   Growth Index Fund                                    3,960           566,953
--------------------------------------------------------------------------------

TOTAL EXCHANGE TRADED FUNDS                                     $     1,123,445
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 7.5%
BBH Securities Lending Fund**                         374,855           374,855
Touchstone Institutional
   Money Market Fund^                               2,877,052         2,877,052
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $     3,251,907
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 103.9%
(Cost $41,742,611)                                              $    45,016,760

LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (3.9)%                                                  (1,683,812)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $    43,332,948
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2007, was $327,255.

**    Represents collateral for securities loaned.

ADR American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's Website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 - 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2007" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

                                                                                          EXPENSES
                                         NET EXPENSE     BEGINNING        ENDING         PAID DURING
                                            RATIO         ACCOUNT        ACCOUNT        THE SIX MONTHS
                                         ANNUALIZED        VALUE           VALUE            ENDED
                                        SEPTEMBER 30,     APRIL 1,      SEPTEMBER 30,    SEPTEMBER 30,
                                            2007            2007           2007             2007*
------------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP GROWTH FUND
  Class A  Actual                           1.40%     $   1,000.00     $   1,122.00     $      7.43
  Class A  Hypothetical                     1.40%     $   1,000.00     $   1,018.07     $      7.07

  Class C  Actual **                        2.11%     $   1,000.00     $   1,048.20     $      3.62
  Class C  Hypothetical **                  2.11%     $   1,000.00     $   1,004.82     $      3.54

  Class Y  Actual                           1.15%     $   1,000.00     $   1,122.60     $      6.10
  Class Y  Hypothetical                     1.15%     $   1,000.00     $   1,019.32     $      5.81

GROWTH OPPORTUNITIES FUND
  Class A  Actual                           1.55%     $   1,000.00     $   1,151.80     $      8.35
  Class A  Hypothetical                     1.55%     $   1,000.00     $   1,017.30     $      7.83

  Class B  Actual                           2.30%     $   1,000.00     $   1,158.90     $     12.44
  Class B  Hypothetical                     2.30%     $   1,000.00     $   1,013.55     $     11.60

  Class C  Actual                           2.30%     $   1,000.00     $   1,156.40     $     12.42
  Class C  Hypothetical                     2.30%     $   1,000.00     $   1,013.55     $     11.60

LARGE CAP CORE EQUITY FUND
  Class A  Actual                           1.15%     $   1,000.00     $   1,093.30     $      6.02
  Class A  Hypothetical                     1.15%     $   1,000.00     $   1,019.32     $      5.81

  Class C  Actual                           1.89%     $   1,000.00     $   1,089.50     $      9.90
  Class C  Hypothetical                     1.89%     $   1,000.00     $   1,015.60     $      9.55

LARGE CAP GROWTH FUND
  Class A  Actual                           1.25%     $   1,000.00     $   1,218.90     $      6.94
  Class A  Hypothetical                     1.25%     $   1,000.00     $   1,018.81     $      6.31

  Class B  Actual                           1.99%     $   1,000.00     $   1,221.30     $     11.09
  Class B  Hypothetical                     1.99%     $   1,000.00     $   1,015.08     $     10.06

  Class C  Actual                           2.00%     $   1,000.00     $   1,220.70     $     11.11
  Class C  Hypothetical                     2.00%     $   1,000.00     $   1,015.06     $     10.08

  Class Y  Actual                           1.00%     $   1,000.00     $   1,219.00     $      5.55
  Class Y  Hypothetical                     1.00%     $   1,000.00     $   1,020.07     $      5.05

LARGE CAP VALUE FUND
  Class A  Actual                           1.35%     $   1,000.00     $     922.00     $      6.49
  Class A  Hypothetical                     1.35%     $   1,000.00     $   1,018.32     $      6.81

  Class C  Actual                           2.10%     $   1,000.00     $     918.80     $     10.08
  Class C  Hypothetical                     2.10%     $   1,000.00     $   1,014.56     $     10.59

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

                                                                                          EXPENSES
                                         NET EXPENSE     BEGINNING        ENDING         PAID DURING
                                            RATIO         ACCOUNT        ACCOUNT        THE SIX MONTHS
                                         ANNUALIZED        VALUE           VALUE            ENDED
                                        SEPTEMBER 30,     APRIL 1,      SEPTEMBER 30,    SEPTEMBER 30,
                                            2007            2007           2007             2007*
------------------------------------------------------------------------------------------------------
MICRO CAP GROWTH FUND
  Class A  Actual                           1.95%     $   1,000.00     $   1,032.40     $      9.94
  Class A  Hypothetical                     1.95%     $   1,000.00     $   1,015.29     $      9.86

  Class C  Actual                           2.70%     $   1,000.00     $   1,028.30     $     13.73
  Class C  Hypothetical                     2.70%     $   1,000.00     $   1,011.53     $     13.62

  Class Y  Actual                           1.70%     $   1,000.00     $   1,033.30     $      8.66
  Class Y  Hypothetical                     1.70%     $   1,000.00     $   1,016.55     $      8.59

MID CAP GROWTH FUND
  Class A  Actual                           1.44%     $   1,000.00     $   1,088.10     $      7.52
  Class A  Hypothetical                     1.44%     $   1,000.00     $   1,017.87     $      7.27

  Class B  Actual                           2.25%     $   1,000.00     $   1,083.80     $     11.73
  Class B  Hypothetical                     2.25%     $   1,000.00     $   1,013.81     $     11.34

  Class C  Actual                           2.23%     $   1,000.00     $   1,084.20     $     11.66
  Class C  Hypothetical                     2.23%     $   1,000.00     $   1,013.88     $     11.26

SMALL CAP GROWTH FUND
  Class A  Actual                           1.71%     $   1,000.00     $   1,060.80     $      8.81
  Class A  Hypothetical                     1.71%     $   1,000.00     $   1,016.52     $      8.62

  Class B  Actual                           2.45%     $   1,000.00     $   1,059.50     $     12.66
  Class B  Hypothetical                     2.45%     $   1,000.00     $   1,012.77     $     12.38

  Class C  Actual                           2.45%     $   1,000.00     $   1,058.80     $     12.66
  Class C  Hypothetical                     2.45%     $   1,000.00     $   1,012.77     $     12.38

  Class Y  Actual                           1.30%     $   1,000.00     $   1,061.80     $      6.73
  Class Y  Hypothetical                     1.30%     $   1,000.00     $   1,018.54     $      6.59


* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or366]] (to reflect the one-half year period).

** The example is based on an investment of $1,000 invested at the beginning of the period (August 1, 2007) and held for the entire period through September 30, 2007.

                      This page intentionally left blank.

                      This page intentionally left blank.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JP Morgan
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

* A Member of Western & Southern Financial Group(R)

--------------------------------------------------------------------------------
[LOGO] TOUCHSTONE(R)
       INVESTMENTS

303 Broadway, Suite 1100
Cincinnati, OH  45202-4203


                                                             TSF-54-TST-SAR-0710

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to Phillip R. Cox, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith. (b) Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust
            --------------------------------------------------------------------

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  December 3, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  December 3, 2007

/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  December 3, 2007